Shareholder Report, Holdings (Details)	Sep. 30, 2024
Delaware Ivy Asset Strategy Fund - Class R | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.72%
Delaware Ivy Asset Strategy Fund - Class R | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
Delaware Ivy Asset Strategy Fund - Class R | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%
Delaware Ivy Asset Strategy Fund - Class R | Amazon.com [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%
Delaware Ivy Asset Strategy Fund - Class R | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%
Delaware Ivy Asset Strategy Fund - Class R | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%
Delaware Ivy Asset Strategy Fund - Class R | Mastercard Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%
Delaware Ivy Asset Strategy Fund - Class R | Home Depot [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%
Delaware Ivy Asset Strategy Fund - Class R | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%
Delaware Ivy Asset Strategy Fund - Class R | Salesforce [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%
Delaware Ivy Asset Strategy Fund - Class R | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.71%
Delaware Ivy Asset Strategy Fund - Class R | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.41%
Delaware Ivy Asset Strategy Fund - Class R | Bullion [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.68%
Delaware Ivy Asset Strategy Fund - Class R | Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.36%
Delaware Ivy Asset Strategy Fund - Class R | ShortTerm Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%
Delaware Ivy Asset Strategy Fund - Class R | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
Delaware Ivy Asset Strategy Fund - Class R | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Delaware Ivy Asset Strategy Fund - Class R | Non-Agency Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.09%
Delaware Ivy Asset Strategy Fund - Class R | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%
Delaware Ivy Asset Strategy Fund - Class R | Non-Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
Delaware Ivy High Income Fund - Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.84%
Delaware Ivy High Income Fund - Class C | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.74%
Delaware Ivy High Income Fund - Class C | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.25%
Delaware Ivy High Income Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.09%
Delaware Ivy High Income Fund - Class C | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.71%
Delaware Ivy High Income Fund - Class C | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Delaware Ivy High Income Fund - Class C | Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.62%
Delaware Ivy High Income Fund - Class C | Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.41%
Delaware Ivy High Income Fund - Class C | Technology & Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Delaware Ivy High Income Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%
Delaware Ivy Smid Cap Core Fund - Class Y | East West Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
Delaware Ivy Smid Cap Core Fund - Class Y | Chesapeake Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
Delaware Ivy Smid Cap Core Fund - Class Y | Boise Cascade [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.39%
Delaware Ivy Smid Cap Core Fund - Class Y | Carlisle [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%
Delaware Ivy Smid Cap Core Fund - Class Y | Casey's General Stores [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%
Delaware Ivy Smid Cap Core Fund - Class Y | Liberty Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%
Delaware Ivy Smid Cap Core Fund - Class Y | Webster Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
Delaware Ivy Smid Cap Core Fund - Class Y | Stifel Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
Delaware Ivy Smid Cap Core Fund - Class Y | Steven Madden [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Delaware Ivy Smid Cap Core Fund - Class Y | Guidewire Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Delaware Ivy Smid Cap Core Fund - Class Y | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%
Delaware Ivy Smid Cap Core Fund - Class Y | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.19%
Delaware Ivy Smid Cap Core Fund - Class Y | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Delaware Ivy Smid Cap Core Fund - Class Y | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Delaware Ivy Smid Cap Core Fund - Class Y | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.88%
Delaware Ivy Smid Cap Core Fund - Class Y | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.51%
Delaware Ivy Smid Cap Core Fund - Class Y | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.25%
Delaware Ivy Smid Cap Core Fund - Class Y | Business Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.16%
Delaware Ivy Smid Cap Core Fund - Class Y | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%
Delaware Ivy Smid Cap Core Fund - Class Y | Credit Cyclicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%
Delaware Ivy Balanced Fund - Class C | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Delaware Ivy Balanced Fund - Class C | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%
Delaware Ivy Balanced Fund - Class C | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
Delaware Ivy Balanced Fund - Class C | Amazon.com [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%
Delaware Ivy Balanced Fund - Class C | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
Delaware Ivy Balanced Fund - Class C | UnitedHealth Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%
Delaware Ivy Balanced Fund - Class C | HCA Healthcare [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%
Delaware Ivy Balanced Fund - Class C | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
Delaware Ivy Balanced Fund - Class C | Costco Wholesales [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
Delaware Ivy Balanced Fund - Class C | Fiserv [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%
Delaware Ivy Balanced Fund - Class C | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.10%
Delaware Ivy Balanced Fund - Class C | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.87%
Delaware Ivy Balanced Fund - Class C | Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Delaware Ivy Balanced Fund - Class C | ShortTerm Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.29%
Delaware Ivy Balanced Fund - Class C | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.38%
Delaware Ivy Balanced Fund - Class C | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%
Delaware Ivy Balanced Fund - Class C | Non-Agency Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%
Delaware Ivy Balanced Fund - Class C | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.21%
Delaware Ivy Balanced Fund - Class C | Non-Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%
Delaware Ivy Balanced Fund - Class C | Non-Agency Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%
Delaware Ivy Balanced Fund - Class C | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.91%
Delaware Ivy Smid Cap Core Fund - Class C | East West Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
Delaware Ivy Smid Cap Core Fund - Class C | Chesapeake Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
Delaware Ivy Smid Cap Core Fund - Class C | Boise Cascade [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.39%
Delaware Ivy Smid Cap Core Fund - Class C | Carlisle [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%
Delaware Ivy Smid Cap Core Fund - Class C | Casey's General Stores [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%
Delaware Ivy Smid Cap Core Fund - Class C | Liberty Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%
Delaware Ivy Smid Cap Core Fund - Class C | Webster Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
Delaware Ivy Smid Cap Core Fund - Class C | Stifel Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
Delaware Ivy Smid Cap Core Fund - Class C | Steven Madden [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Delaware Ivy Smid Cap Core Fund - Class C | Guidewire Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Delaware Ivy Smid Cap Core Fund - Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%
Delaware Ivy Smid Cap Core Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.19%
Delaware Ivy Smid Cap Core Fund - Class C | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Delaware Ivy Smid Cap Core Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Delaware Ivy Smid Cap Core Fund - Class C | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.88%
Delaware Ivy Smid Cap Core Fund - Class C | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.51%
Delaware Ivy Smid Cap Core Fund - Class C | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.25%
Delaware Ivy Smid Cap Core Fund - Class C | Business Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.16%
Delaware Ivy Smid Cap Core Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%
Delaware Ivy Smid Cap Core Fund - Class C | Credit Cyclicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%
Delaware Ivy Small Cap Growth Fund - Class R | CyberArk Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%
Delaware Ivy Small Cap Growth Fund - Class R | Parsons [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
Delaware Ivy Small Cap Growth Fund - Class R | Federal Signal [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%
Delaware Ivy Small Cap Growth Fund - Class R | ATI [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%
Delaware Ivy Small Cap Growth Fund - Class R | Clean Harbors [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
Delaware Ivy Small Cap Growth Fund - Class R | Varonis Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
Delaware Ivy Small Cap Growth Fund - Class R | Verra Mobility [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%
Delaware Ivy Small Cap Growth Fund - Class R | Integer Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%
Delaware Ivy Small Cap Growth Fund - Class R | Red Rock Resorts Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%
Delaware Ivy Small Cap Growth Fund - Class R | Vericel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%
Delaware Ivy Small Cap Growth Fund - Class R | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%
Delaware Ivy Small Cap Growth Fund - Class R | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.45%
Delaware Ivy Small Cap Growth Fund - Class R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.86%
Delaware Ivy Small Cap Growth Fund - Class R | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.74%
Delaware Ivy Small Cap Growth Fund - Class R | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.93%
Delaware Ivy Small Cap Growth Fund - Class R | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.78%
Delaware Ivy Small Cap Growth Fund - Class R | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%
Delaware Ivy Small Cap Growth Fund - Class R | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
Delaware Ivy Small Cap Growth Fund - Class R | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class R | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.71%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class R | Tencent Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.42%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class R | Samsung Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.52%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class R | ICICI Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.01%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class R | Infosys [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class R | NetEase [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class R | Tata Consultancy Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class R | Hero MotoCorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class R | Alibaba Group Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class R | Bank Central Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class R | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.07%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class R | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.33%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class R | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.96%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class R | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.51%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class R | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.54%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class R | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class R | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.96%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class R | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.67%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class R | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class R | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class R | CHINA
Holdings [Line Items]
Percent of Net Asset Value	32.46%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class R | INDIA
Holdings [Line Items]
Percent of Net Asset Value	22.86%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class R | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	18.48%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class R | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	8.73%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class R | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	5.05%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class R | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.86%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class R | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.71%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class R | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	2.63%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class R | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.19%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class R | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	0.15%
Delaware Climate Solutions Fund - Class Y | First Solar [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%
Delaware Climate Solutions Fund - Class Y | Cummins [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.22%
Delaware Climate Solutions Fund - Class Y | Alcoa [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.15%
Delaware Climate Solutions Fund - Class Y | Kingspan Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.11%
Delaware Climate Solutions Fund - Class Y | Anglo American [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.09%
Delaware Climate Solutions Fund - Class Y | Schneider Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.09%
Delaware Climate Solutions Fund - Class Y | Waste Management [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.99%
Delaware Climate Solutions Fund - Class Y | Weyerhaeuser [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%
Delaware Climate Solutions Fund - Class Y | Ameren [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%
Delaware Climate Solutions Fund - Class Y | CMS Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%
Delaware Climate Solutions Fund - Class Y | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.45%
Delaware Climate Solutions Fund - Class Y | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%
Delaware Climate Solutions Fund - Class Y | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.54%
Delaware Climate Solutions Fund - Class Y | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.89%
Delaware Climate Solutions Fund - Class Y | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%
Delaware Climate Solutions Fund - Class Y | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.48%
Delaware Climate Solutions Fund - Class Y | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%
Delaware Ivy Mid Cap Income Opportunities Fund - Class C | L3Harris Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%
Delaware Ivy Mid Cap Income Opportunities Fund - Class C | Extra Space Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
Delaware Ivy Mid Cap Income Opportunities Fund - Class C | Tractor Supply [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
Delaware Ivy Mid Cap Income Opportunities Fund - Class C | First American Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
Delaware Ivy Mid Cap Income Opportunities Fund - Class C | Levi Strauss & Co. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%
Delaware Ivy Mid Cap Income Opportunities Fund - Class C | Broadridge Financial Solutions [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%
Delaware Ivy Mid Cap Income Opportunities Fund - Class C | Arthur J Gallagher & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
Delaware Ivy Mid Cap Income Opportunities Fund - Class C | Rollins [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
Delaware Ivy Mid Cap Income Opportunities Fund - Class C | Stanley Black & Decker [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
Delaware Ivy Mid Cap Income Opportunities Fund - Class C | TE Connectivity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
Delaware Ivy Mid Cap Income Opportunities Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.65%
Delaware Ivy Mid Cap Income Opportunities Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.57%
Delaware Ivy Mid Cap Income Opportunities Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.68%
Delaware Ivy Mid Cap Income Opportunities Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.43%
Delaware Ivy Mid Cap Income Opportunities Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.27%
Delaware Ivy Mid Cap Income Opportunities Fund - Class C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.05%
Delaware Ivy Mid Cap Income Opportunities Fund - Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.62%
Delaware Ivy Mid Cap Income Opportunities Fund - Class C | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.49%
Delaware Ivy Mid Cap Income Opportunities Fund - Class Y | L3Harris Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%
Delaware Ivy Mid Cap Income Opportunities Fund - Class Y | Extra Space Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
Delaware Ivy Mid Cap Income Opportunities Fund - Class Y | Tractor Supply [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
Delaware Ivy Mid Cap Income Opportunities Fund - Class Y | First American Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
Delaware Ivy Mid Cap Income Opportunities Fund - Class Y | Levi Strauss & Co. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%
Delaware Ivy Mid Cap Income Opportunities Fund - Class Y | Broadridge Financial Solutions [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%
Delaware Ivy Mid Cap Income Opportunities Fund - Class Y | Arthur J Gallagher & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
Delaware Ivy Mid Cap Income Opportunities Fund - Class Y | Rollins [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
Delaware Ivy Mid Cap Income Opportunities Fund - Class Y | Stanley Black & Decker [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
Delaware Ivy Mid Cap Income Opportunities Fund - Class Y | TE Connectivity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
Delaware Ivy Mid Cap Income Opportunities Fund - Class Y | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.65%
Delaware Ivy Mid Cap Income Opportunities Fund - Class Y | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.57%
Delaware Ivy Mid Cap Income Opportunities Fund - Class Y | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.68%
Delaware Ivy Mid Cap Income Opportunities Fund - Class Y | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.43%
Delaware Ivy Mid Cap Income Opportunities Fund - Class Y | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.27%
Delaware Ivy Mid Cap Income Opportunities Fund - Class Y | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.05%
Delaware Ivy Mid Cap Income Opportunities Fund - Class Y | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.62%
Delaware Ivy Mid Cap Income Opportunities Fund - Class Y | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.49%
Delaware Ivy Core Equity Fund - Class A | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.37%
Delaware Ivy Core Equity Fund - Class A | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.91%
Delaware Ivy Core Equity Fund - Class A | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.63%
Delaware Ivy Core Equity Fund - Class A | Amazon.com [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%
Delaware Ivy Core Equity Fund - Class A | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Delaware Ivy Core Equity Fund - Class A | UnitedHealth Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%
Delaware Ivy Core Equity Fund - Class A | HCA Healthcare [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
Delaware Ivy Core Equity Fund - Class A | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%
Delaware Ivy Core Equity Fund - Class A | Costco Wholesales [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%
Delaware Ivy Core Equity Fund - Class A | Fiserv [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%
Delaware Ivy Core Equity Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%
Delaware Ivy Core Equity Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Delaware Ivy Core Equity Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.86%
Delaware Ivy Core Equity Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.21%
Delaware Ivy Core Equity Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.47%
Delaware Ivy Core Equity Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.49%
Delaware Ivy Core Equity Fund - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.05%
Delaware Ivy Core Equity Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%
Delaware Ivy Core Equity Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Delaware Ivy Core Equity Fund - Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%
Delaware Ivy High Income Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.84%
Delaware Ivy High Income Fund - Class I | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.74%
Delaware Ivy High Income Fund - Class I | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.25%
Delaware Ivy High Income Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.09%
Delaware Ivy High Income Fund - Class I | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.71%
Delaware Ivy High Income Fund - Class I | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Delaware Ivy High Income Fund - Class I | Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.62%
Delaware Ivy High Income Fund - Class I | Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.41%
Delaware Ivy High Income Fund - Class I | Technology & Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Delaware Ivy High Income Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%
Delaware Climate Solutions Fund - Class C | First Solar [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%
Delaware Climate Solutions Fund - Class C | Cummins [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.22%
Delaware Climate Solutions Fund - Class C | Alcoa [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.15%
Delaware Climate Solutions Fund - Class C | Kingspan Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.11%
Delaware Climate Solutions Fund - Class C | Anglo American [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.09%
Delaware Climate Solutions Fund - Class C | Schneider Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.09%
Delaware Climate Solutions Fund - Class C | Waste Management [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.99%
Delaware Climate Solutions Fund - Class C | Weyerhaeuser [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%
Delaware Climate Solutions Fund - Class C | Ameren [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%
Delaware Climate Solutions Fund - Class C | CMS Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%
Delaware Climate Solutions Fund - Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.45%
Delaware Climate Solutions Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%
Delaware Climate Solutions Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.54%
Delaware Climate Solutions Fund - Class C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.89%
Delaware Climate Solutions Fund - Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%
Delaware Climate Solutions Fund - Class C | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.48%
Delaware Climate Solutions Fund - Class C | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%
Delaware Ivy Core Equity Fund - Class R6 | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.37%
Delaware Ivy Core Equity Fund - Class R6 | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.91%
Delaware Ivy Core Equity Fund - Class R6 | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.63%
Delaware Ivy Core Equity Fund - Class R6 | Amazon.com [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%
Delaware Ivy Core Equity Fund - Class R6 | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Delaware Ivy Core Equity Fund - Class R6 | UnitedHealth Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%
Delaware Ivy Core Equity Fund - Class R6 | HCA Healthcare [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
Delaware Ivy Core Equity Fund - Class R6 | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%
Delaware Ivy Core Equity Fund - Class R6 | Costco Wholesales [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%
Delaware Ivy Core Equity Fund - Class R6 | Fiserv [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%
Delaware Ivy Core Equity Fund - Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%
Delaware Ivy Core Equity Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Delaware Ivy Core Equity Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.86%
Delaware Ivy Core Equity Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.21%
Delaware Ivy Core Equity Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.47%
Delaware Ivy Core Equity Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.49%
Delaware Ivy Core Equity Fund - Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.05%
Delaware Ivy Core Equity Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%
Delaware Ivy Core Equity Fund - Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Delaware Ivy Core Equity Fund - Class R6 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%
Delaware Ivy International Core Equity Fund - Class R6 | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.24%
Delaware Ivy International Core Equity Fund - Class R6 | MercadoLibre [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%
Delaware Ivy International Core Equity Fund - Class R6 | SAP [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%
Delaware Ivy International Core Equity Fund - Class R6 | Airbus [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%
Delaware Ivy International Core Equity Fund - Class R6 | KB Financial Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%
Delaware Ivy International Core Equity Fund - Class R6 | Thales [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%
Delaware Ivy International Core Equity Fund - Class R6 | Sea ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%
Delaware Ivy International Core Equity Fund - Class R6 | Banco Bilbao Vizcaya Argentaria [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Delaware Ivy International Core Equity Fund - Class R6 | HDFC Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%
Delaware Ivy International Core Equity Fund - Class R6 | Deutsche Telekom [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%
Delaware Ivy International Core Equity Fund - Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%
Delaware Ivy International Core Equity Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.13%
Delaware Ivy International Core Equity Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.85%
Delaware Ivy International Core Equity Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.08%
Delaware Ivy International Core Equity Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.08%
Delaware Ivy International Core Equity Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Delaware Ivy International Core Equity Fund - Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%
Delaware Ivy International Core Equity Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.98%
Delaware Ivy International Core Equity Fund - Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.03%
Delaware Ivy International Core Equity Fund - Class R6 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%
Delaware Ivy International Core Equity Fund - Class R6 | CHINA
Holdings [Line Items]
Percent of Net Asset Value	8.99%
Delaware Ivy International Core Equity Fund - Class R6 | INDIA
Holdings [Line Items]
Percent of Net Asset Value	6.86%
Delaware Ivy International Core Equity Fund - Class R6 | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.24%
Delaware Ivy International Core Equity Fund - Class R6 | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.43%
Delaware Ivy International Core Equity Fund - Class R6 | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.41%
Delaware Ivy International Core Equity Fund - Class R6 | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	12.31%
Delaware Ivy International Core Equity Fund - Class R6 | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	11.92%
Delaware Ivy International Core Equity Fund - Class R6 | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.12%
Delaware Ivy International Core Equity Fund - Class R6 | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.85%
Delaware Ivy International Core Equity Fund - Class R6 | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.82%
Delaware Ivy Global Bond Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Delaware Ivy Global Bond Fund - Class I | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%
Delaware Ivy Global Bond Fund - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%
Delaware Ivy Global Bond Fund - Class I | Banking Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.09%
Delaware Ivy Global Bond Fund - Class I | Electric Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%
Delaware Ivy Global Bond Fund - Class I | Consumer Non-Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%
Delaware Ivy Global Bond Fund - Class I | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%
Delaware Ivy Global Bond Fund - Class I | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%
Delaware Ivy Global Bond Fund - Class I | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
Delaware Ivy Global Bond Fund - Class I | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
Delaware Ivy Global Bond Fund - Class I | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.55%
Delaware Ivy Global Bond Fund - Class I | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.83%
Delaware Ivy Global Bond Fund - Class I | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.45%
Delaware Ivy Global Bond Fund - Class I | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Delaware Ivy Global Bond Fund - Class I | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.19%
Delaware Ivy Global Bond Fund - Class I | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	40.21%
Delaware Ivy Global Bond Fund - Class I | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	7.78%
Delaware Ivy Global Bond Fund - Class I | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.41%
Delaware Ivy Global Bond Fund - Class I | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.34%
Delaware Ivy Global Bond Fund - Class I | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.56%
Delaware Ivy Science and Technology Fund - Class C | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.36%
Delaware Ivy Science and Technology Fund - Class C | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.03%
Delaware Ivy Science and Technology Fund - Class C | Amazon.com [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.63%
Delaware Ivy Science and Technology Fund - Class C | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.65%
Delaware Ivy Science and Technology Fund - Class C | Meta Platforms Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.87%
Delaware Ivy Science and Technology Fund - Class C | Seagate Technology Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.98%
Delaware Ivy Science and Technology Fund - Class C | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Delaware Ivy Science and Technology Fund - Class C | Zebra Technologies Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.81%
Delaware Ivy Science and Technology Fund - Class C | SAP ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.66%
Delaware Ivy Science and Technology Fund - Class C | ASML Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%
Delaware Ivy Science and Technology Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.52%
Delaware Ivy Science and Technology Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.27%
Delaware Ivy Science and Technology Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.99%
Delaware Ivy Science and Technology Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%
Delaware Ivy Science and Technology Fund - Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.39%
Delaware Ivy Global Growth Fund - Class A | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Delaware Ivy Global Growth Fund - Class A | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
Delaware Ivy Global Growth Fund - Class A | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%
Delaware Ivy Global Growth Fund - Class A | Amazon.com [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
Delaware Ivy Global Growth Fund - Class A | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%
Delaware Ivy Global Growth Fund - Class A | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Delaware Ivy Global Growth Fund - Class A | Mastercard Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Delaware Ivy Global Growth Fund - Class A | Home Depot [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%
Delaware Ivy Global Growth Fund - Class A | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%
Delaware Ivy Global Growth Fund - Class A | Salesforce [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%
Delaware Ivy Global Growth Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%
Delaware Ivy Global Growth Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.73%
Delaware Ivy Global Growth Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.03%
Delaware Ivy Global Growth Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.65%
Delaware Ivy Global Growth Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
Delaware Ivy Global Growth Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.58%
Delaware Ivy Global Growth Fund - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%
Delaware Ivy Global Growth Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.24%
Delaware Ivy Global Growth Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.09%
Delaware Ivy Global Growth Fund - Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
Delaware Ivy Global Growth Fund - Class A | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.51%
Delaware Ivy Global Growth Fund - Class A | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Delaware Ivy Global Growth Fund - Class A | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.24%
Delaware Ivy Global Growth Fund - Class A | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.39%
Delaware Ivy Global Growth Fund - Class A | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.77%
Delaware Ivy Global Growth Fund - Class A | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.23%
Delaware Ivy Global Growth Fund - Class A | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	1.27%
Delaware Ivy Global Growth Fund - Class A | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	64.11%
Delaware Ivy Global Growth Fund - Class A | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.64%
Delaware Ivy Global Growth Fund - Class A | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Delaware Ivy Natural Resources Fund - Class R | Alcoa [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%
Delaware Ivy Natural Resources Fund - Class R | Anglo American [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.18%
Delaware Ivy Natural Resources Fund - Class R | Newmont [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.66%
Delaware Ivy Natural Resources Fund - Class R | Shell [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.73%
Delaware Ivy Natural Resources Fund - Class R | CF Industries Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.55%
Delaware Ivy Natural Resources Fund - Class R | CRH [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.65%
Delaware Ivy Natural Resources Fund - Class R | Schlumberger [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Delaware Ivy Natural Resources Fund - Class R | Wheaton Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Delaware Ivy Natural Resources Fund - Class R | Hudbay Minerals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.65%
Delaware Ivy Natural Resources Fund - Class R | Endeavour Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%
Delaware Ivy Natural Resources Fund - Class R | Oil & Gas Exploration & Production [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.51%
Delaware Ivy Natural Resources Fund - Class R | Golds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.08%
Delaware Ivy Natural Resources Fund - Class R | Diversified Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.72%
Delaware Ivy Natural Resources Fund - Class R | Fertilizers & Agricultural Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.57%
Delaware Ivy Natural Resources Fund - Class R | Integrated Oil & Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.45%
Delaware Ivy Natural Resources Fund - Class R | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.65%
Delaware Ivy Natural Resources Fund - Class R | Oil & Gas Equipment & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Delaware Ivy Natural Resources Fund - Class R | Forest Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%
Delaware Ivy Natural Resources Fund - Class R | Aluminum [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%
Delaware Ivy Natural Resources Fund - Class R | Copper [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%
Delaware Real Estate Securities Fund - Class R | Equinix [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.07%
Delaware Real Estate Securities Fund - Class R | Welltower [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.94%
Delaware Real Estate Securities Fund - Class R | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.91%
Delaware Real Estate Securities Fund - Class R | Agree Realty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.84%
Delaware Real Estate Securities Fund - Class R | AvalonBay Communities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%
Delaware Real Estate Securities Fund - Class R | VICI Properties [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.61%
Delaware Real Estate Securities Fund - Class R | Prologis [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%
Delaware Real Estate Securities Fund - Class R | Invitation Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.04%
Delaware Real Estate Securities Fund - Class R | Alexandria Real Estate Equities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%
Delaware Real Estate Securities Fund - Class R | Digital Realty Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.69%
Delaware Real Estate Securities Fund - Class R | REIT Healthcare [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.38%
Delaware Real Estate Securities Fund - Class R | REIT Data Center [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.76%
Delaware Real Estate Securities Fund - Class R | REIT Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.38%
Delaware Real Estate Securities Fund - Class R | REIT Multifamily [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.23%
Delaware Real Estate Securities Fund - Class R | REIT Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.89%
Delaware Real Estate Securities Fund - Class R | REIT Single Family [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.53%
Delaware Real Estate Securities Fund - Class R | REIT Self-Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.91%
Delaware Real Estate Securities Fund - Class R | REIT Specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Delaware Real Estate Securities Fund - Class R | REIT Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Delaware Real Estate Securities Fund - Class R | REIT Hotel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%
Delaware Ivy Science and Technology Fund - Class Y | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.36%
Delaware Ivy Science and Technology Fund - Class Y | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.03%
Delaware Ivy Science and Technology Fund - Class Y | Amazon.com [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.63%
Delaware Ivy Science and Technology Fund - Class Y | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.65%
Delaware Ivy Science and Technology Fund - Class Y | Meta Platforms Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.87%
Delaware Ivy Science and Technology Fund - Class Y | Seagate Technology Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.98%
Delaware Ivy Science and Technology Fund - Class Y | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Delaware Ivy Science and Technology Fund - Class Y | Zebra Technologies Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.81%
Delaware Ivy Science and Technology Fund - Class Y | SAP ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.66%
Delaware Ivy Science and Technology Fund - Class Y | ASML Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%
Delaware Ivy Science and Technology Fund - Class Y | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.52%
Delaware Ivy Science and Technology Fund - Class Y | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.27%
Delaware Ivy Science and Technology Fund - Class Y | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.99%
Delaware Ivy Science and Technology Fund - Class Y | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%
Delaware Ivy Science and Technology Fund - Class Y | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.39%
Delaware Ivy Large Cap Growth Fund - Class I | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.04%
Delaware Ivy Large Cap Growth Fund - Class I | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.98%
Delaware Ivy Large Cap Growth Fund - Class I | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.71%
Delaware Ivy Large Cap Growth Fund - Class I | Amazon.com [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.59%
Delaware Ivy Large Cap Growth Fund - Class I | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.04%
Delaware Ivy Large Cap Growth Fund - Class I | UnitedHealth Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.16%
Delaware Ivy Large Cap Growth Fund - Class I | Visa Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.24%
Delaware Ivy Large Cap Growth Fund - Class I | Intercontinental Exchange [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%
Delaware Ivy Large Cap Growth Fund - Class I | Motorola Solutions [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%
Delaware Ivy Large Cap Growth Fund - Class I | Danaher [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Delaware Ivy Large Cap Growth Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.52%
Delaware Ivy Large Cap Growth Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.35%
Delaware Ivy Large Cap Growth Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.23%
Delaware Ivy Large Cap Growth Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.12%
Delaware Ivy Large Cap Growth Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.15%
Delaware Ivy Large Cap Growth Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%
Delaware Ivy Large Cap Growth Fund - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.46%
Delaware Ivy Large Cap Growth Fund - Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%
Delaware Ivy Balanced Fund - Class Y | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Delaware Ivy Balanced Fund - Class Y | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%
Delaware Ivy Balanced Fund - Class Y | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
Delaware Ivy Balanced Fund - Class Y | Amazon.com [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%
Delaware Ivy Balanced Fund - Class Y | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
Delaware Ivy Balanced Fund - Class Y | UnitedHealth Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%
Delaware Ivy Balanced Fund - Class Y | HCA Healthcare [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%
Delaware Ivy Balanced Fund - Class Y | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
Delaware Ivy Balanced Fund - Class Y | Costco Wholesales [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
Delaware Ivy Balanced Fund - Class Y | Fiserv [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%
Delaware Ivy Balanced Fund - Class Y | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.10%
Delaware Ivy Balanced Fund - Class Y | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.87%
Delaware Ivy Balanced Fund - Class Y | Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Delaware Ivy Balanced Fund - Class Y | ShortTerm Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.29%
Delaware Ivy Balanced Fund - Class Y | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.38%
Delaware Ivy Balanced Fund - Class Y | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%
Delaware Ivy Balanced Fund - Class Y | Non-Agency Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%
Delaware Ivy Balanced Fund - Class Y | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.21%
Delaware Ivy Balanced Fund - Class Y | Non-Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%
Delaware Ivy Balanced Fund - Class Y | Non-Agency Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%
Delaware Ivy Balanced Fund - Class Y | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.91%
Delaware Ivy Mid Cap Growth Fund - Class A | CoStar Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%
Delaware Ivy Mid Cap Growth Fund - Class A | Floor & Decor Holdings Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%
Delaware Ivy Mid Cap Growth Fund - Class A | Trade Desk Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%
Delaware Ivy Mid Cap Growth Fund - Class A | MarketAxess Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%
Delaware Ivy Mid Cap Growth Fund - Class A | Monolithic Power Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%
Delaware Ivy Mid Cap Growth Fund - Class A | IDEXX Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%
Delaware Ivy Mid Cap Growth Fund - Class A | Pinterest Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%
Delaware Ivy Mid Cap Growth Fund - Class A | Pool [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%
Delaware Ivy Mid Cap Growth Fund - Class A | HEICO Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Delaware Ivy Mid Cap Growth Fund - Class A | Veeva Systems Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%
Delaware Ivy Mid Cap Growth Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Delaware Ivy Mid Cap Growth Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.19%
Delaware Ivy Mid Cap Growth Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.39%
Delaware Ivy Mid Cap Growth Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.82%
Delaware Ivy Mid Cap Growth Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.53%
Delaware Ivy Mid Cap Growth Fund - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%
Delaware Ivy Mid Cap Growth Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%
Delaware Ivy Mid Cap Growth Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%
Delaware Ivy Mid Cap Growth Fund - Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%
Delaware Ivy Global Growth Fund - Class R6 | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Delaware Ivy Global Growth Fund - Class R6 | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
Delaware Ivy Global Growth Fund - Class R6 | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%
Delaware Ivy Global Growth Fund - Class R6 | Amazon.com [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
Delaware Ivy Global Growth Fund - Class R6 | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%
Delaware Ivy Global Growth Fund - Class R6 | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Delaware Ivy Global Growth Fund - Class R6 | Mastercard Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Delaware Ivy Global Growth Fund - Class R6 | Home Depot [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%
Delaware Ivy Global Growth Fund - Class R6 | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%
Delaware Ivy Global Growth Fund - Class R6 | Salesforce [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%
Delaware Ivy Global Growth Fund - Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%
Delaware Ivy Global Growth Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.73%
Delaware Ivy Global Growth Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.03%
Delaware Ivy Global Growth Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.65%
Delaware Ivy Global Growth Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
Delaware Ivy Global Growth Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.58%
Delaware Ivy Global Growth Fund - Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%
Delaware Ivy Global Growth Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.24%
Delaware Ivy Global Growth Fund - Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.09%
Delaware Ivy Global Growth Fund - Class R6 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
Delaware Ivy Global Growth Fund - Class R6 | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.51%
Delaware Ivy Global Growth Fund - Class R6 | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Delaware Ivy Global Growth Fund - Class R6 | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.24%
Delaware Ivy Global Growth Fund - Class R6 | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.39%
Delaware Ivy Global Growth Fund - Class R6 | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.77%
Delaware Ivy Global Growth Fund - Class R6 | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.23%
Delaware Ivy Global Growth Fund - Class R6 | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	1.27%
Delaware Ivy Global Growth Fund - Class R6 | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	64.11%
Delaware Ivy Global Growth Fund - Class R6 | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.64%
Delaware Ivy Global Growth Fund - Class R6 | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Delaware Ivy Mid Cap Growth Fund - Class R6 | CoStar Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%
Delaware Ivy Mid Cap Growth Fund - Class R6 | Floor & Decor Holdings Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%
Delaware Ivy Mid Cap Growth Fund - Class R6 | Trade Desk Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%
Delaware Ivy Mid Cap Growth Fund - Class R6 | MarketAxess Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%
Delaware Ivy Mid Cap Growth Fund - Class R6 | Monolithic Power Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%
Delaware Ivy Mid Cap Growth Fund - Class R6 | IDEXX Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%
Delaware Ivy Mid Cap Growth Fund - Class R6 | Pinterest Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%
Delaware Ivy Mid Cap Growth Fund - Class R6 | Pool [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%
Delaware Ivy Mid Cap Growth Fund - Class R6 | HEICO Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Delaware Ivy Mid Cap Growth Fund - Class R6 | Veeva Systems Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%
Delaware Ivy Mid Cap Growth Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Delaware Ivy Mid Cap Growth Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.19%
Delaware Ivy Mid Cap Growth Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.39%
Delaware Ivy Mid Cap Growth Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.82%
Delaware Ivy Mid Cap Growth Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.53%
Delaware Ivy Mid Cap Growth Fund - Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%
Delaware Ivy Mid Cap Growth Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%
Delaware Ivy Mid Cap Growth Fund - Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%
Delaware Ivy Mid Cap Growth Fund - Class R6 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%
Delaware Ivy International Core Equity Fund - Class A | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.24%
Delaware Ivy International Core Equity Fund - Class A | MercadoLibre [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%
Delaware Ivy International Core Equity Fund - Class A | SAP [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%
Delaware Ivy International Core Equity Fund - Class A | Airbus [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%
Delaware Ivy International Core Equity Fund - Class A | KB Financial Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%
Delaware Ivy International Core Equity Fund - Class A | Thales [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%
Delaware Ivy International Core Equity Fund - Class A | Sea ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%
Delaware Ivy International Core Equity Fund - Class A | Banco Bilbao Vizcaya Argentaria [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Delaware Ivy International Core Equity Fund - Class A | HDFC Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%
Delaware Ivy International Core Equity Fund - Class A | Deutsche Telekom [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%
Delaware Ivy International Core Equity Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%
Delaware Ivy International Core Equity Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.13%
Delaware Ivy International Core Equity Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.85%
Delaware Ivy International Core Equity Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.08%
Delaware Ivy International Core Equity Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.08%
Delaware Ivy International Core Equity Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Delaware Ivy International Core Equity Fund - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%
Delaware Ivy International Core Equity Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.98%
Delaware Ivy International Core Equity Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.03%
Delaware Ivy International Core Equity Fund - Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%
Delaware Ivy International Core Equity Fund - Class A | CHINA
Holdings [Line Items]
Percent of Net Asset Value	8.99%
Delaware Ivy International Core Equity Fund - Class A | INDIA
Holdings [Line Items]
Percent of Net Asset Value	6.86%
Delaware Ivy International Core Equity Fund - Class A | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.24%
Delaware Ivy International Core Equity Fund - Class A | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.43%
Delaware Ivy International Core Equity Fund - Class A | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.41%
Delaware Ivy International Core Equity Fund - Class A | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	12.31%
Delaware Ivy International Core Equity Fund - Class A | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	11.92%
Delaware Ivy International Core Equity Fund - Class A | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.12%
Delaware Ivy International Core Equity Fund - Class A | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.85%
Delaware Ivy International Core Equity Fund - Class A | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.82%
Delaware Climate Solutions Fund - Class I | First Solar [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%
Delaware Climate Solutions Fund - Class I | Cummins [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.22%
Delaware Climate Solutions Fund - Class I | Alcoa [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.15%
Delaware Climate Solutions Fund - Class I | Kingspan Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.11%
Delaware Climate Solutions Fund - Class I | Anglo American [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.09%
Delaware Climate Solutions Fund - Class I | Schneider Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.09%
Delaware Climate Solutions Fund - Class I | Waste Management [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.99%
Delaware Climate Solutions Fund - Class I | Weyerhaeuser [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%
Delaware Climate Solutions Fund - Class I | Ameren [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%
Delaware Climate Solutions Fund - Class I | CMS Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%
Delaware Climate Solutions Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.45%
Delaware Climate Solutions Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%
Delaware Climate Solutions Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.54%
Delaware Climate Solutions Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.89%
Delaware Climate Solutions Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%
Delaware Climate Solutions Fund - Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.48%
Delaware Climate Solutions Fund - Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%
Delaware Ivy Small Cap Growth Fund - Class A | CyberArk Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%
Delaware Ivy Small Cap Growth Fund - Class A | Parsons [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
Delaware Ivy Small Cap Growth Fund - Class A | Federal Signal [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%
Delaware Ivy Small Cap Growth Fund - Class A | ATI [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%
Delaware Ivy Small Cap Growth Fund - Class A | Clean Harbors [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
Delaware Ivy Small Cap Growth Fund - Class A | Varonis Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
Delaware Ivy Small Cap Growth Fund - Class A | Verra Mobility [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%
Delaware Ivy Small Cap Growth Fund - Class A | Integer Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%
Delaware Ivy Small Cap Growth Fund - Class A | Red Rock Resorts Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%
Delaware Ivy Small Cap Growth Fund - Class A | Vericel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%
Delaware Ivy Small Cap Growth Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%
Delaware Ivy Small Cap Growth Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.45%
Delaware Ivy Small Cap Growth Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.86%
Delaware Ivy Small Cap Growth Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.74%
Delaware Ivy Small Cap Growth Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.93%
Delaware Ivy Small Cap Growth Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.78%
Delaware Ivy Small Cap Growth Fund - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%
Delaware Ivy Small Cap Growth Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
Delaware Ivy Small Cap Growth Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%
Delaware Ivy Smid Cap Core Fund - Class I | East West Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
Delaware Ivy Smid Cap Core Fund - Class I | Chesapeake Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
Delaware Ivy Smid Cap Core Fund - Class I | Boise Cascade [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.39%
Delaware Ivy Smid Cap Core Fund - Class I | Carlisle [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%
Delaware Ivy Smid Cap Core Fund - Class I | Casey's General Stores [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%
Delaware Ivy Smid Cap Core Fund - Class I | Liberty Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%
Delaware Ivy Smid Cap Core Fund - Class I | Webster Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
Delaware Ivy Smid Cap Core Fund - Class I | Stifel Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
Delaware Ivy Smid Cap Core Fund - Class I | Steven Madden [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Delaware Ivy Smid Cap Core Fund - Class I | Guidewire Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Delaware Ivy Smid Cap Core Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%
Delaware Ivy Smid Cap Core Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.19%
Delaware Ivy Smid Cap Core Fund - Class I | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Delaware Ivy Smid Cap Core Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Delaware Ivy Smid Cap Core Fund - Class I | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.88%
Delaware Ivy Smid Cap Core Fund - Class I | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.51%
Delaware Ivy Smid Cap Core Fund - Class I | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.25%
Delaware Ivy Smid Cap Core Fund - Class I | Business Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.16%
Delaware Ivy Smid Cap Core Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%
Delaware Ivy Smid Cap Core Fund - Class I | Credit Cyclicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class R6 | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.71%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class R6 | Tencent Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.42%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class R6 | Samsung Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.52%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class R6 | ICICI Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.01%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class R6 | Infosys [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class R6 | NetEase [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class R6 | Tata Consultancy Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class R6 | Hero MotoCorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class R6 | Alibaba Group Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class R6 | Bank Central Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.07%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.33%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.96%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.51%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.54%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.96%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.67%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class R6 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class R6 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class R6 | CHINA
Holdings [Line Items]
Percent of Net Asset Value	32.46%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class R6 | INDIA
Holdings [Line Items]
Percent of Net Asset Value	22.86%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class R6 | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	18.48%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class R6 | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	8.73%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class R6 | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	5.05%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class R6 | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.86%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class R6 | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.71%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class R6 | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	2.63%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class R6 | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.19%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class R6 | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	0.15%
Delaware Ivy Asset Strategy Fund - Class R6 | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.72%
Delaware Ivy Asset Strategy Fund - Class R6 | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
Delaware Ivy Asset Strategy Fund - Class R6 | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%
Delaware Ivy Asset Strategy Fund - Class R6 | Amazon.com [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%
Delaware Ivy Asset Strategy Fund - Class R6 | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%
Delaware Ivy Asset Strategy Fund - Class R6 | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%
Delaware Ivy Asset Strategy Fund - Class R6 | Mastercard Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%
Delaware Ivy Asset Strategy Fund - Class R6 | Home Depot [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%
Delaware Ivy Asset Strategy Fund - Class R6 | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%
Delaware Ivy Asset Strategy Fund - Class R6 | Salesforce [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%
Delaware Ivy Asset Strategy Fund - Class R6 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.71%
Delaware Ivy Asset Strategy Fund - Class R6 | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.41%
Delaware Ivy Asset Strategy Fund - Class R6 | Bullion [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.68%
Delaware Ivy Asset Strategy Fund - Class R6 | Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.36%
Delaware Ivy Asset Strategy Fund - Class R6 | ShortTerm Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%
Delaware Ivy Asset Strategy Fund - Class R6 | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
Delaware Ivy Asset Strategy Fund - Class R6 | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Delaware Ivy Asset Strategy Fund - Class R6 | Non-Agency Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.09%
Delaware Ivy Asset Strategy Fund - Class R6 | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%
Delaware Ivy Asset Strategy Fund - Class R6 | Non-Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class A | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.71%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class A | Tencent Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.42%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class A | Samsung Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.52%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class A | ICICI Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.01%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class A | Infosys [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class A | NetEase [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class A | Tata Consultancy Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class A | Hero MotoCorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class A | Alibaba Group Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class A | Bank Central Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.07%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.33%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.96%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.51%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.54%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.96%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.67%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class A | CHINA
Holdings [Line Items]
Percent of Net Asset Value	32.46%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class A | INDIA
Holdings [Line Items]
Percent of Net Asset Value	22.86%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class A | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	18.48%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class A | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	8.73%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class A | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	5.05%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class A | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.86%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class A | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.71%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class A | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	2.63%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class A | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.19%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class A | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	0.15%
Delaware Ivy Asset Strategy Fund - Class A | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.72%
Delaware Ivy Asset Strategy Fund - Class A | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
Delaware Ivy Asset Strategy Fund - Class A | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%
Delaware Ivy Asset Strategy Fund - Class A | Amazon.com [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%
Delaware Ivy Asset Strategy Fund - Class A | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%
Delaware Ivy Asset Strategy Fund - Class A | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%
Delaware Ivy Asset Strategy Fund - Class A | Mastercard Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%
Delaware Ivy Asset Strategy Fund - Class A | Home Depot [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%
Delaware Ivy Asset Strategy Fund - Class A | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%
Delaware Ivy Asset Strategy Fund - Class A | Salesforce [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%
Delaware Ivy Asset Strategy Fund - Class A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.71%
Delaware Ivy Asset Strategy Fund - Class A | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.41%
Delaware Ivy Asset Strategy Fund - Class A | Bullion [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.68%
Delaware Ivy Asset Strategy Fund - Class A | Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.36%
Delaware Ivy Asset Strategy Fund - Class A | ShortTerm Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%
Delaware Ivy Asset Strategy Fund - Class A | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
Delaware Ivy Asset Strategy Fund - Class A | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Delaware Ivy Asset Strategy Fund - Class A | Non-Agency Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.09%
Delaware Ivy Asset Strategy Fund - Class A | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%
Delaware Ivy Asset Strategy Fund - Class A | Non-Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
Delaware Ivy Small Cap Growth Fund - Class R6 | CyberArk Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%
Delaware Ivy Small Cap Growth Fund - Class R6 | Parsons [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
Delaware Ivy Small Cap Growth Fund - Class R6 | Federal Signal [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%
Delaware Ivy Small Cap Growth Fund - Class R6 | ATI [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%
Delaware Ivy Small Cap Growth Fund - Class R6 | Clean Harbors [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
Delaware Ivy Small Cap Growth Fund - Class R6 | Varonis Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
Delaware Ivy Small Cap Growth Fund - Class R6 | Verra Mobility [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%
Delaware Ivy Small Cap Growth Fund - Class R6 | Integer Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%
Delaware Ivy Small Cap Growth Fund - Class R6 | Red Rock Resorts Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%
Delaware Ivy Small Cap Growth Fund - Class R6 | Vericel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%
Delaware Ivy Small Cap Growth Fund - Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%
Delaware Ivy Small Cap Growth Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.45%
Delaware Ivy Small Cap Growth Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.86%
Delaware Ivy Small Cap Growth Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.74%
Delaware Ivy Small Cap Growth Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.93%
Delaware Ivy Small Cap Growth Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.78%
Delaware Ivy Small Cap Growth Fund - Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%
Delaware Ivy Small Cap Growth Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
Delaware Ivy Small Cap Growth Fund - Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%
Delaware Ivy Core Equity Fund - Class C | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.37%
Delaware Ivy Core Equity Fund - Class C | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.91%
Delaware Ivy Core Equity Fund - Class C | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.63%
Delaware Ivy Core Equity Fund - Class C | Amazon.com [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%
Delaware Ivy Core Equity Fund - Class C | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Delaware Ivy Core Equity Fund - Class C | UnitedHealth Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%
Delaware Ivy Core Equity Fund - Class C | HCA Healthcare [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
Delaware Ivy Core Equity Fund - Class C | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%
Delaware Ivy Core Equity Fund - Class C | Costco Wholesales [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%
Delaware Ivy Core Equity Fund - Class C | Fiserv [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%
Delaware Ivy Core Equity Fund - Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%
Delaware Ivy Core Equity Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Delaware Ivy Core Equity Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.86%
Delaware Ivy Core Equity Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.21%
Delaware Ivy Core Equity Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.47%
Delaware Ivy Core Equity Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.49%
Delaware Ivy Core Equity Fund - Class C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.05%
Delaware Ivy Core Equity Fund - Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%
Delaware Ivy Core Equity Fund - Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Delaware Ivy Core Equity Fund - Class C | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%
Delaware Ivy Mid Cap Income Opportunities Fund - Class I | L3Harris Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%
Delaware Ivy Mid Cap Income Opportunities Fund - Class I | Extra Space Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
Delaware Ivy Mid Cap Income Opportunities Fund - Class I | Tractor Supply [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
Delaware Ivy Mid Cap Income Opportunities Fund - Class I | First American Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
Delaware Ivy Mid Cap Income Opportunities Fund - Class I | Levi Strauss & Co. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%
Delaware Ivy Mid Cap Income Opportunities Fund - Class I | Broadridge Financial Solutions [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%
Delaware Ivy Mid Cap Income Opportunities Fund - Class I | Arthur J Gallagher & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
Delaware Ivy Mid Cap Income Opportunities Fund - Class I | Rollins [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
Delaware Ivy Mid Cap Income Opportunities Fund - Class I | Stanley Black & Decker [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
Delaware Ivy Mid Cap Income Opportunities Fund - Class I | TE Connectivity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
Delaware Ivy Mid Cap Income Opportunities Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.65%
Delaware Ivy Mid Cap Income Opportunities Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.57%
Delaware Ivy Mid Cap Income Opportunities Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.68%
Delaware Ivy Mid Cap Income Opportunities Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.43%
Delaware Ivy Mid Cap Income Opportunities Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.27%
Delaware Ivy Mid Cap Income Opportunities Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.05%
Delaware Ivy Mid Cap Income Opportunities Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.62%
Delaware Ivy Mid Cap Income Opportunities Fund - Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.49%
Delaware Ivy Global Growth Fund - Class Y | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Delaware Ivy Global Growth Fund - Class Y | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
Delaware Ivy Global Growth Fund - Class Y | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%
Delaware Ivy Global Growth Fund - Class Y | Amazon.com [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
Delaware Ivy Global Growth Fund - Class Y | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%
Delaware Ivy Global Growth Fund - Class Y | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Delaware Ivy Global Growth Fund - Class Y | Mastercard Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Delaware Ivy Global Growth Fund - Class Y | Home Depot [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%
Delaware Ivy Global Growth Fund - Class Y | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%
Delaware Ivy Global Growth Fund - Class Y | Salesforce [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%
Delaware Ivy Global Growth Fund - Class Y | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%
Delaware Ivy Global Growth Fund - Class Y | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.73%
Delaware Ivy Global Growth Fund - Class Y | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.03%
Delaware Ivy Global Growth Fund - Class Y | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.65%
Delaware Ivy Global Growth Fund - Class Y | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
Delaware Ivy Global Growth Fund - Class Y | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.58%
Delaware Ivy Global Growth Fund - Class Y | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%
Delaware Ivy Global Growth Fund - Class Y | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.24%
Delaware Ivy Global Growth Fund - Class Y | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.09%
Delaware Ivy Global Growth Fund - Class Y | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
Delaware Ivy Global Growth Fund - Class Y | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.51%
Delaware Ivy Global Growth Fund - Class Y | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Delaware Ivy Global Growth Fund - Class Y | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.24%
Delaware Ivy Global Growth Fund - Class Y | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.39%
Delaware Ivy Global Growth Fund - Class Y | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.77%
Delaware Ivy Global Growth Fund - Class Y | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.23%
Delaware Ivy Global Growth Fund - Class Y | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	1.27%
Delaware Ivy Global Growth Fund - Class Y | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	64.11%
Delaware Ivy Global Growth Fund - Class Y | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.64%
Delaware Ivy Global Growth Fund - Class Y | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Delaware Ivy Mid Cap Growth Fund - Class C | CoStar Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%
Delaware Ivy Mid Cap Growth Fund - Class C | Floor & Decor Holdings Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%
Delaware Ivy Mid Cap Growth Fund - Class C | Trade Desk Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%
Delaware Ivy Mid Cap Growth Fund - Class C | MarketAxess Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%
Delaware Ivy Mid Cap Growth Fund - Class C | Monolithic Power Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%
Delaware Ivy Mid Cap Growth Fund - Class C | IDEXX Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%
Delaware Ivy Mid Cap Growth Fund - Class C | Pinterest Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%
Delaware Ivy Mid Cap Growth Fund - Class C | Pool [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%
Delaware Ivy Mid Cap Growth Fund - Class C | HEICO Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Delaware Ivy Mid Cap Growth Fund - Class C | Veeva Systems Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%
Delaware Ivy Mid Cap Growth Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Delaware Ivy Mid Cap Growth Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.19%
Delaware Ivy Mid Cap Growth Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.39%
Delaware Ivy Mid Cap Growth Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.82%
Delaware Ivy Mid Cap Growth Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.53%
Delaware Ivy Mid Cap Growth Fund - Class C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%
Delaware Ivy Mid Cap Growth Fund - Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%
Delaware Ivy Mid Cap Growth Fund - Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%
Delaware Ivy Mid Cap Growth Fund - Class C | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%
Delaware Ivy Balanced Fund - Class I | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Delaware Ivy Balanced Fund - Class I | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%
Delaware Ivy Balanced Fund - Class I | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
Delaware Ivy Balanced Fund - Class I | Amazon.com [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%
Delaware Ivy Balanced Fund - Class I | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
Delaware Ivy Balanced Fund - Class I | UnitedHealth Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%
Delaware Ivy Balanced Fund - Class I | HCA Healthcare [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%
Delaware Ivy Balanced Fund - Class I | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
Delaware Ivy Balanced Fund - Class I | Costco Wholesales [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
Delaware Ivy Balanced Fund - Class I | Fiserv [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%
Delaware Ivy Balanced Fund - Class I | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.10%
Delaware Ivy Balanced Fund - Class I | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.87%
Delaware Ivy Balanced Fund - Class I | Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Delaware Ivy Balanced Fund - Class I | ShortTerm Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.29%
Delaware Ivy Balanced Fund - Class I | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.38%
Delaware Ivy Balanced Fund - Class I | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%
Delaware Ivy Balanced Fund - Class I | Non-Agency Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%
Delaware Ivy Balanced Fund - Class I | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.21%
Delaware Ivy Balanced Fund - Class I | Non-Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%
Delaware Ivy Balanced Fund - Class I | Non-Agency Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%
Delaware Ivy Balanced Fund - Class I | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.91%
Delaware Ivy Natural Resources Fund - Class A | Alcoa [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%
Delaware Ivy Natural Resources Fund - Class A | Anglo American [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.18%
Delaware Ivy Natural Resources Fund - Class A | Newmont [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.66%
Delaware Ivy Natural Resources Fund - Class A | Shell [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.73%
Delaware Ivy Natural Resources Fund - Class A | CF Industries Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.55%
Delaware Ivy Natural Resources Fund - Class A | CRH [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.65%
Delaware Ivy Natural Resources Fund - Class A | Schlumberger [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Delaware Ivy Natural Resources Fund - Class A | Wheaton Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Delaware Ivy Natural Resources Fund - Class A | Hudbay Minerals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.65%
Delaware Ivy Natural Resources Fund - Class A | Endeavour Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%
Delaware Ivy Natural Resources Fund - Class A | Oil & Gas Exploration & Production [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.51%
Delaware Ivy Natural Resources Fund - Class A | Golds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.08%
Delaware Ivy Natural Resources Fund - Class A | Diversified Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.72%
Delaware Ivy Natural Resources Fund - Class A | Fertilizers & Agricultural Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.57%
Delaware Ivy Natural Resources Fund - Class A | Integrated Oil & Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.45%
Delaware Ivy Natural Resources Fund - Class A | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.65%
Delaware Ivy Natural Resources Fund - Class A | Oil & Gas Equipment & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Delaware Ivy Natural Resources Fund - Class A | Forest Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%
Delaware Ivy Natural Resources Fund - Class A | Aluminum [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%
Delaware Ivy Natural Resources Fund - Class A | Copper [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%
Delaware Ivy Mid Cap Growth Fund - Class Y | CoStar Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%
Delaware Ivy Mid Cap Growth Fund - Class Y | Floor & Decor Holdings Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%
Delaware Ivy Mid Cap Growth Fund - Class Y | Trade Desk Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%
Delaware Ivy Mid Cap Growth Fund - Class Y | MarketAxess Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%
Delaware Ivy Mid Cap Growth Fund - Class Y | Monolithic Power Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%
Delaware Ivy Mid Cap Growth Fund - Class Y | IDEXX Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%
Delaware Ivy Mid Cap Growth Fund - Class Y | Pinterest Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%
Delaware Ivy Mid Cap Growth Fund - Class Y | Pool [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%
Delaware Ivy Mid Cap Growth Fund - Class Y | HEICO Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Delaware Ivy Mid Cap Growth Fund - Class Y | Veeva Systems Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%
Delaware Ivy Mid Cap Growth Fund - Class Y | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Delaware Ivy Mid Cap Growth Fund - Class Y | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.19%
Delaware Ivy Mid Cap Growth Fund - Class Y | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.39%
Delaware Ivy Mid Cap Growth Fund - Class Y | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.82%
Delaware Ivy Mid Cap Growth Fund - Class Y | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.53%
Delaware Ivy Mid Cap Growth Fund - Class Y | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%
Delaware Ivy Mid Cap Growth Fund - Class Y | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%
Delaware Ivy Mid Cap Growth Fund - Class Y | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%
Delaware Ivy Mid Cap Growth Fund - Class Y | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%
Delaware Ivy High Income Fund - Class R | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.84%
Delaware Ivy High Income Fund - Class R | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.74%
Delaware Ivy High Income Fund - Class R | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.25%
Delaware Ivy High Income Fund - Class R | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.09%
Delaware Ivy High Income Fund - Class R | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.71%
Delaware Ivy High Income Fund - Class R | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Delaware Ivy High Income Fund - Class R | Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.62%
Delaware Ivy High Income Fund - Class R | Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.41%
Delaware Ivy High Income Fund - Class R | Technology & Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Delaware Ivy High Income Fund - Class R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%
Delaware Ivy Natural Resources Fund - Class R6 | Alcoa [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%
Delaware Ivy Natural Resources Fund - Class R6 | Anglo American [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.18%
Delaware Ivy Natural Resources Fund - Class R6 | Newmont [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.66%
Delaware Ivy Natural Resources Fund - Class R6 | Shell [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.73%
Delaware Ivy Natural Resources Fund - Class R6 | CF Industries Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.55%
Delaware Ivy Natural Resources Fund - Class R6 | CRH [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.65%
Delaware Ivy Natural Resources Fund - Class R6 | Schlumberger [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Delaware Ivy Natural Resources Fund - Class R6 | Wheaton Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Delaware Ivy Natural Resources Fund - Class R6 | Hudbay Minerals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.65%
Delaware Ivy Natural Resources Fund - Class R6 | Endeavour Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%
Delaware Ivy Natural Resources Fund - Class R6 | Oil & Gas Exploration & Production [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.51%
Delaware Ivy Natural Resources Fund - Class R6 | Golds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.08%
Delaware Ivy Natural Resources Fund - Class R6 | Diversified Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.72%
Delaware Ivy Natural Resources Fund - Class R6 | Fertilizers & Agricultural Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.57%
Delaware Ivy Natural Resources Fund - Class R6 | Integrated Oil & Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.45%
Delaware Ivy Natural Resources Fund - Class R6 | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.65%
Delaware Ivy Natural Resources Fund - Class R6 | Oil & Gas Equipment & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Delaware Ivy Natural Resources Fund - Class R6 | Forest Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%
Delaware Ivy Natural Resources Fund - Class R6 | Aluminum [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%
Delaware Ivy Natural Resources Fund - Class R6 | Copper [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%
Delaware Ivy Large Cap Growth Fund - Class R | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.04%
Delaware Ivy Large Cap Growth Fund - Class R | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.98%
Delaware Ivy Large Cap Growth Fund - Class R | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.71%
Delaware Ivy Large Cap Growth Fund - Class R | Amazon.com [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.59%
Delaware Ivy Large Cap Growth Fund - Class R | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.04%
Delaware Ivy Large Cap Growth Fund - Class R | UnitedHealth Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.16%
Delaware Ivy Large Cap Growth Fund - Class R | Visa Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.24%
Delaware Ivy Large Cap Growth Fund - Class R | Intercontinental Exchange [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%
Delaware Ivy Large Cap Growth Fund - Class R | Motorola Solutions [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%
Delaware Ivy Large Cap Growth Fund - Class R | Danaher [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Delaware Ivy Large Cap Growth Fund - Class R | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.52%
Delaware Ivy Large Cap Growth Fund - Class R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.35%
Delaware Ivy Large Cap Growth Fund - Class R | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.23%
Delaware Ivy Large Cap Growth Fund - Class R | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.12%
Delaware Ivy Large Cap Growth Fund - Class R | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.15%
Delaware Ivy Large Cap Growth Fund - Class R | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%
Delaware Ivy Large Cap Growth Fund - Class R | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.46%
Delaware Ivy Large Cap Growth Fund - Class R | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%
Delaware Ivy Core Equity Fund - Class Y | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.37%
Delaware Ivy Core Equity Fund - Class Y | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.91%
Delaware Ivy Core Equity Fund - Class Y | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.63%
Delaware Ivy Core Equity Fund - Class Y | Amazon.com [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%
Delaware Ivy Core Equity Fund - Class Y | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Delaware Ivy Core Equity Fund - Class Y | UnitedHealth Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%
Delaware Ivy Core Equity Fund - Class Y | HCA Healthcare [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
Delaware Ivy Core Equity Fund - Class Y | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%
Delaware Ivy Core Equity Fund - Class Y | Costco Wholesales [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%
Delaware Ivy Core Equity Fund - Class Y | Fiserv [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%
Delaware Ivy Core Equity Fund - Class Y | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%
Delaware Ivy Core Equity Fund - Class Y | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Delaware Ivy Core Equity Fund - Class Y | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.86%
Delaware Ivy Core Equity Fund - Class Y | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.21%
Delaware Ivy Core Equity Fund - Class Y | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.47%
Delaware Ivy Core Equity Fund - Class Y | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.49%
Delaware Ivy Core Equity Fund - Class Y | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.05%
Delaware Ivy Core Equity Fund - Class Y | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%
Delaware Ivy Core Equity Fund - Class Y | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Delaware Ivy Core Equity Fund - Class Y | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%
Delaware Ivy Global Growth Fund - Class C | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Delaware Ivy Global Growth Fund - Class C | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
Delaware Ivy Global Growth Fund - Class C | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%
Delaware Ivy Global Growth Fund - Class C | Amazon.com [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
Delaware Ivy Global Growth Fund - Class C | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%
Delaware Ivy Global Growth Fund - Class C | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Delaware Ivy Global Growth Fund - Class C | Mastercard Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Delaware Ivy Global Growth Fund - Class C | Home Depot [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%
Delaware Ivy Global Growth Fund - Class C | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%
Delaware Ivy Global Growth Fund - Class C | Salesforce [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%
Delaware Ivy Global Growth Fund - Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%
Delaware Ivy Global Growth Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.73%
Delaware Ivy Global Growth Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.03%
Delaware Ivy Global Growth Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.65%
Delaware Ivy Global Growth Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
Delaware Ivy Global Growth Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.58%
Delaware Ivy Global Growth Fund - Class C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%
Delaware Ivy Global Growth Fund - Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.24%
Delaware Ivy Global Growth Fund - Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.09%
Delaware Ivy Global Growth Fund - Class C | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
Delaware Ivy Global Growth Fund - Class C | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.51%
Delaware Ivy Global Growth Fund - Class C | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Delaware Ivy Global Growth Fund - Class C | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.24%
Delaware Ivy Global Growth Fund - Class C | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.39%
Delaware Ivy Global Growth Fund - Class C | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.77%
Delaware Ivy Global Growth Fund - Class C | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.23%
Delaware Ivy Global Growth Fund - Class C | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	1.27%
Delaware Ivy Global Growth Fund - Class C | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	64.11%
Delaware Ivy Global Growth Fund - Class C | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.64%
Delaware Ivy Global Growth Fund - Class C | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Delaware Ivy International Core Equity Fund - Class C | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.24%
Delaware Ivy International Core Equity Fund - Class C | MercadoLibre [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%
Delaware Ivy International Core Equity Fund - Class C | SAP [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%
Delaware Ivy International Core Equity Fund - Class C | Airbus [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%
Delaware Ivy International Core Equity Fund - Class C | KB Financial Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%
Delaware Ivy International Core Equity Fund - Class C | Thales [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%
Delaware Ivy International Core Equity Fund - Class C | Sea ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%
Delaware Ivy International Core Equity Fund - Class C | Banco Bilbao Vizcaya Argentaria [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Delaware Ivy International Core Equity Fund - Class C | HDFC Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%
Delaware Ivy International Core Equity Fund - Class C | Deutsche Telekom [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%
Delaware Ivy International Core Equity Fund - Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%
Delaware Ivy International Core Equity Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.13%
Delaware Ivy International Core Equity Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.85%
Delaware Ivy International Core Equity Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.08%
Delaware Ivy International Core Equity Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.08%
Delaware Ivy International Core Equity Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Delaware Ivy International Core Equity Fund - Class C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%
Delaware Ivy International Core Equity Fund - Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.98%
Delaware Ivy International Core Equity Fund - Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.03%
Delaware Ivy International Core Equity Fund - Class C | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%
Delaware Ivy International Core Equity Fund - Class C | CHINA
Holdings [Line Items]
Percent of Net Asset Value	8.99%
Delaware Ivy International Core Equity Fund - Class C | INDIA
Holdings [Line Items]
Percent of Net Asset Value	6.86%
Delaware Ivy International Core Equity Fund - Class C | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.24%
Delaware Ivy International Core Equity Fund - Class C | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.43%
Delaware Ivy International Core Equity Fund - Class C | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.41%
Delaware Ivy International Core Equity Fund - Class C | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	12.31%
Delaware Ivy International Core Equity Fund - Class C | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	11.92%
Delaware Ivy International Core Equity Fund - Class C | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.12%
Delaware Ivy International Core Equity Fund - Class C | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.85%
Delaware Ivy International Core Equity Fund - Class C | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.82%
Delaware Real Estate Securities Fund - Class A | Equinix [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.07%
Delaware Real Estate Securities Fund - Class A | Welltower [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.94%
Delaware Real Estate Securities Fund - Class A | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.91%
Delaware Real Estate Securities Fund - Class A | Agree Realty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.84%
Delaware Real Estate Securities Fund - Class A | AvalonBay Communities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%
Delaware Real Estate Securities Fund - Class A | VICI Properties [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.61%
Delaware Real Estate Securities Fund - Class A | Prologis [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%
Delaware Real Estate Securities Fund - Class A | Invitation Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.04%
Delaware Real Estate Securities Fund - Class A | Alexandria Real Estate Equities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%
Delaware Real Estate Securities Fund - Class A | Digital Realty Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.69%
Delaware Real Estate Securities Fund - Class A | REIT Healthcare [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.38%
Delaware Real Estate Securities Fund - Class A | REIT Data Center [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.76%
Delaware Real Estate Securities Fund - Class A | REIT Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.38%
Delaware Real Estate Securities Fund - Class A | REIT Multifamily [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.23%
Delaware Real Estate Securities Fund - Class A | REIT Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.89%
Delaware Real Estate Securities Fund - Class A | REIT Single Family [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.53%
Delaware Real Estate Securities Fund - Class A | REIT Self-Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.91%
Delaware Real Estate Securities Fund - Class A | REIT Specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Delaware Real Estate Securities Fund - Class A | REIT Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Delaware Real Estate Securities Fund - Class A | REIT Hotel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%
Delaware Ivy Science and Technology Fund - Class I | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.36%
Delaware Ivy Science and Technology Fund - Class I | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.03%
Delaware Ivy Science and Technology Fund - Class I | Amazon.com [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.63%
Delaware Ivy Science and Technology Fund - Class I | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.65%
Delaware Ivy Science and Technology Fund - Class I | Meta Platforms Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.87%
Delaware Ivy Science and Technology Fund - Class I | Seagate Technology Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.98%
Delaware Ivy Science and Technology Fund - Class I | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Delaware Ivy Science and Technology Fund - Class I | Zebra Technologies Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.81%
Delaware Ivy Science and Technology Fund - Class I | SAP ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.66%
Delaware Ivy Science and Technology Fund - Class I | ASML Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%
Delaware Ivy Science and Technology Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.52%
Delaware Ivy Science and Technology Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.27%
Delaware Ivy Science and Technology Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.99%
Delaware Ivy Science and Technology Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%
Delaware Ivy Science and Technology Fund - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.39%
Delaware Real Estate Securities Fund - Class R6 | Equinix [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.07%
Delaware Real Estate Securities Fund - Class R6 | Welltower [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.94%
Delaware Real Estate Securities Fund - Class R6 | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.91%
Delaware Real Estate Securities Fund - Class R6 | Agree Realty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.84%
Delaware Real Estate Securities Fund - Class R6 | AvalonBay Communities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%
Delaware Real Estate Securities Fund - Class R6 | VICI Properties [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.61%
Delaware Real Estate Securities Fund - Class R6 | Prologis [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%
Delaware Real Estate Securities Fund - Class R6 | Invitation Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.04%
Delaware Real Estate Securities Fund - Class R6 | Alexandria Real Estate Equities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%
Delaware Real Estate Securities Fund - Class R6 | Digital Realty Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.69%
Delaware Real Estate Securities Fund - Class R6 | REIT Healthcare [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.38%
Delaware Real Estate Securities Fund - Class R6 | REIT Data Center [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.76%
Delaware Real Estate Securities Fund - Class R6 | REIT Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.38%
Delaware Real Estate Securities Fund - Class R6 | REIT Multifamily [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.23%
Delaware Real Estate Securities Fund - Class R6 | REIT Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.89%
Delaware Real Estate Securities Fund - Class R6 | REIT Single Family [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.53%
Delaware Real Estate Securities Fund - Class R6 | REIT Self-Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.91%
Delaware Real Estate Securities Fund - Class R6 | REIT Specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Delaware Real Estate Securities Fund - Class R6 | REIT Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Delaware Real Estate Securities Fund - Class R6 | REIT Hotel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%
Delaware Ivy International Core Equity Fund - Class Y | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.24%
Delaware Ivy International Core Equity Fund - Class Y | MercadoLibre [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%
Delaware Ivy International Core Equity Fund - Class Y | SAP [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%
Delaware Ivy International Core Equity Fund - Class Y | Airbus [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%
Delaware Ivy International Core Equity Fund - Class Y | KB Financial Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%
Delaware Ivy International Core Equity Fund - Class Y | Thales [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%
Delaware Ivy International Core Equity Fund - Class Y | Sea ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%
Delaware Ivy International Core Equity Fund - Class Y | Banco Bilbao Vizcaya Argentaria [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Delaware Ivy International Core Equity Fund - Class Y | HDFC Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%
Delaware Ivy International Core Equity Fund - Class Y | Deutsche Telekom [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%
Delaware Ivy International Core Equity Fund - Class Y | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%
Delaware Ivy International Core Equity Fund - Class Y | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.13%
Delaware Ivy International Core Equity Fund - Class Y | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.85%
Delaware Ivy International Core Equity Fund - Class Y | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.08%
Delaware Ivy International Core Equity Fund - Class Y | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.08%
Delaware Ivy International Core Equity Fund - Class Y | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Delaware Ivy International Core Equity Fund - Class Y | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%
Delaware Ivy International Core Equity Fund - Class Y | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.98%
Delaware Ivy International Core Equity Fund - Class Y | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.03%
Delaware Ivy International Core Equity Fund - Class Y | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%
Delaware Ivy International Core Equity Fund - Class Y | CHINA
Holdings [Line Items]
Percent of Net Asset Value	8.99%
Delaware Ivy International Core Equity Fund - Class Y | INDIA
Holdings [Line Items]
Percent of Net Asset Value	6.86%
Delaware Ivy International Core Equity Fund - Class Y | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.24%
Delaware Ivy International Core Equity Fund - Class Y | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.43%
Delaware Ivy International Core Equity Fund - Class Y | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.41%
Delaware Ivy International Core Equity Fund - Class Y | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	12.31%
Delaware Ivy International Core Equity Fund - Class Y | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	11.92%
Delaware Ivy International Core Equity Fund - Class Y | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.12%
Delaware Ivy International Core Equity Fund - Class Y | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.85%
Delaware Ivy International Core Equity Fund - Class Y | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.82%
Delaware Ivy Smid Cap Core Fund - Class R | East West Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
Delaware Ivy Smid Cap Core Fund - Class R | Chesapeake Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
Delaware Ivy Smid Cap Core Fund - Class R | Boise Cascade [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.39%
Delaware Ivy Smid Cap Core Fund - Class R | Carlisle [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%
Delaware Ivy Smid Cap Core Fund - Class R | Casey's General Stores [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%
Delaware Ivy Smid Cap Core Fund - Class R | Liberty Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%
Delaware Ivy Smid Cap Core Fund - Class R | Webster Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
Delaware Ivy Smid Cap Core Fund - Class R | Stifel Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
Delaware Ivy Smid Cap Core Fund - Class R | Steven Madden [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Delaware Ivy Smid Cap Core Fund - Class R | Guidewire Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Delaware Ivy Smid Cap Core Fund - Class R | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%
Delaware Ivy Smid Cap Core Fund - Class R | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.19%
Delaware Ivy Smid Cap Core Fund - Class R | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Delaware Ivy Smid Cap Core Fund - Class R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Delaware Ivy Smid Cap Core Fund - Class R | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.88%
Delaware Ivy Smid Cap Core Fund - Class R | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.51%
Delaware Ivy Smid Cap Core Fund - Class R | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.25%
Delaware Ivy Smid Cap Core Fund - Class R | Business Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.16%
Delaware Ivy Smid Cap Core Fund - Class R | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%
Delaware Ivy Smid Cap Core Fund - Class R | Credit Cyclicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%
Delaware Ivy Global Bond Fund - Class R | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Delaware Ivy Global Bond Fund - Class R | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%
Delaware Ivy Global Bond Fund - Class R | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%
Delaware Ivy Global Bond Fund - Class R | Banking Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.09%
Delaware Ivy Global Bond Fund - Class R | Electric Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%
Delaware Ivy Global Bond Fund - Class R | Consumer Non-Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%
Delaware Ivy Global Bond Fund - Class R | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%
Delaware Ivy Global Bond Fund - Class R | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%
Delaware Ivy Global Bond Fund - Class R | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
Delaware Ivy Global Bond Fund - Class R | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
Delaware Ivy Global Bond Fund - Class R | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.55%
Delaware Ivy Global Bond Fund - Class R | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.83%
Delaware Ivy Global Bond Fund - Class R | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.45%
Delaware Ivy Global Bond Fund - Class R | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Delaware Ivy Global Bond Fund - Class R | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.19%
Delaware Ivy Global Bond Fund - Class R | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	40.21%
Delaware Ivy Global Bond Fund - Class R | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	7.78%
Delaware Ivy Global Bond Fund - Class R | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.41%
Delaware Ivy Global Bond Fund - Class R | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.34%
Delaware Ivy Global Bond Fund - Class R | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.56%
Delaware Ivy Asset Strategy Fund - Class Y | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.72%
Delaware Ivy Asset Strategy Fund - Class Y | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
Delaware Ivy Asset Strategy Fund - Class Y | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%
Delaware Ivy Asset Strategy Fund - Class Y | Amazon.com [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%
Delaware Ivy Asset Strategy Fund - Class Y | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%
Delaware Ivy Asset Strategy Fund - Class Y | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%
Delaware Ivy Asset Strategy Fund - Class Y | Mastercard Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%
Delaware Ivy Asset Strategy Fund - Class Y | Home Depot [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%
Delaware Ivy Asset Strategy Fund - Class Y | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%
Delaware Ivy Asset Strategy Fund - Class Y | Salesforce [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%
Delaware Ivy Asset Strategy Fund - Class Y | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.71%
Delaware Ivy Asset Strategy Fund - Class Y | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.41%
Delaware Ivy Asset Strategy Fund - Class Y | Bullion [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.68%
Delaware Ivy Asset Strategy Fund - Class Y | Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.36%
Delaware Ivy Asset Strategy Fund - Class Y | ShortTerm Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%
Delaware Ivy Asset Strategy Fund - Class Y | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
Delaware Ivy Asset Strategy Fund - Class Y | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Delaware Ivy Asset Strategy Fund - Class Y | Non-Agency Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.09%
Delaware Ivy Asset Strategy Fund - Class Y | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%
Delaware Ivy Asset Strategy Fund - Class Y | Non-Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
Delaware Ivy Asset Strategy Fund - Class C | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.72%
Delaware Ivy Asset Strategy Fund - Class C | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
Delaware Ivy Asset Strategy Fund - Class C | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%
Delaware Ivy Asset Strategy Fund - Class C | Amazon.com [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%
Delaware Ivy Asset Strategy Fund - Class C | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%
Delaware Ivy Asset Strategy Fund - Class C | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%
Delaware Ivy Asset Strategy Fund - Class C | Mastercard Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%
Delaware Ivy Asset Strategy Fund - Class C | Home Depot [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%
Delaware Ivy Asset Strategy Fund - Class C | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%
Delaware Ivy Asset Strategy Fund - Class C | Salesforce [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%
Delaware Ivy Asset Strategy Fund - Class C | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.71%
Delaware Ivy Asset Strategy Fund - Class C | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.41%
Delaware Ivy Asset Strategy Fund - Class C | Bullion [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.68%
Delaware Ivy Asset Strategy Fund - Class C | Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.36%
Delaware Ivy Asset Strategy Fund - Class C | ShortTerm Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%
Delaware Ivy Asset Strategy Fund - Class C | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
Delaware Ivy Asset Strategy Fund - Class C | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Delaware Ivy Asset Strategy Fund - Class C | Non-Agency Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.09%
Delaware Ivy Asset Strategy Fund - Class C | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%
Delaware Ivy Asset Strategy Fund - Class C | Non-Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
Delaware Ivy Small Cap Growth Fund - Class Y | CyberArk Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%
Delaware Ivy Small Cap Growth Fund - Class Y | Parsons [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
Delaware Ivy Small Cap Growth Fund - Class Y | Federal Signal [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%
Delaware Ivy Small Cap Growth Fund - Class Y | ATI [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%
Delaware Ivy Small Cap Growth Fund - Class Y | Clean Harbors [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
Delaware Ivy Small Cap Growth Fund - Class Y | Varonis Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
Delaware Ivy Small Cap Growth Fund - Class Y | Verra Mobility [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%
Delaware Ivy Small Cap Growth Fund - Class Y | Integer Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%
Delaware Ivy Small Cap Growth Fund - Class Y | Red Rock Resorts Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%
Delaware Ivy Small Cap Growth Fund - Class Y | Vericel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%
Delaware Ivy Small Cap Growth Fund - Class Y | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%
Delaware Ivy Small Cap Growth Fund - Class Y | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.45%
Delaware Ivy Small Cap Growth Fund - Class Y | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.86%
Delaware Ivy Small Cap Growth Fund - Class Y | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.74%
Delaware Ivy Small Cap Growth Fund - Class Y | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.93%
Delaware Ivy Small Cap Growth Fund - Class Y | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.78%
Delaware Ivy Small Cap Growth Fund - Class Y | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%
Delaware Ivy Small Cap Growth Fund - Class Y | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
Delaware Ivy Small Cap Growth Fund - Class Y | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class C | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.71%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class C | Tencent Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.42%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class C | Samsung Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.52%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class C | ICICI Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.01%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class C | Infosys [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class C | NetEase [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class C | Tata Consultancy Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class C | Hero MotoCorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class C | Alibaba Group Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class C | Bank Central Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.07%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.33%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.96%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.51%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.54%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.96%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.67%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class C | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class C | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class C | CHINA
Holdings [Line Items]
Percent of Net Asset Value	32.46%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class C | INDIA
Holdings [Line Items]
Percent of Net Asset Value	22.86%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class C | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	18.48%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class C | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	8.73%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class C | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	5.05%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class C | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.86%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class C | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.71%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class C | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	2.63%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class C | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.19%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class C | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	0.15%
Delaware Ivy Balanced Fund - Class R | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Delaware Ivy Balanced Fund - Class R | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%
Delaware Ivy Balanced Fund - Class R | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
Delaware Ivy Balanced Fund - Class R | Amazon.com [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%
Delaware Ivy Balanced Fund - Class R | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
Delaware Ivy Balanced Fund - Class R | UnitedHealth Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%
Delaware Ivy Balanced Fund - Class R | HCA Healthcare [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%
Delaware Ivy Balanced Fund - Class R | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
Delaware Ivy Balanced Fund - Class R | Costco Wholesales [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
Delaware Ivy Balanced Fund - Class R | Fiserv [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%
Delaware Ivy Balanced Fund - Class R | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.10%
Delaware Ivy Balanced Fund - Class R | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.87%
Delaware Ivy Balanced Fund - Class R | Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Delaware Ivy Balanced Fund - Class R | ShortTerm Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.29%
Delaware Ivy Balanced Fund - Class R | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.38%
Delaware Ivy Balanced Fund - Class R | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%
Delaware Ivy Balanced Fund - Class R | Non-Agency Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%
Delaware Ivy Balanced Fund - Class R | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.21%
Delaware Ivy Balanced Fund - Class R | Non-Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%
Delaware Ivy Balanced Fund - Class R | Non-Agency Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%
Delaware Ivy Balanced Fund - Class R | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.91%
Delaware Ivy Small Cap Growth Fund - Class C | CyberArk Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%
Delaware Ivy Small Cap Growth Fund - Class C | Parsons [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
Delaware Ivy Small Cap Growth Fund - Class C | Federal Signal [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%
Delaware Ivy Small Cap Growth Fund - Class C | ATI [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%
Delaware Ivy Small Cap Growth Fund - Class C | Clean Harbors [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
Delaware Ivy Small Cap Growth Fund - Class C | Varonis Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
Delaware Ivy Small Cap Growth Fund - Class C | Verra Mobility [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%
Delaware Ivy Small Cap Growth Fund - Class C | Integer Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%
Delaware Ivy Small Cap Growth Fund - Class C | Red Rock Resorts Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%
Delaware Ivy Small Cap Growth Fund - Class C | Vericel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%
Delaware Ivy Small Cap Growth Fund - Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%
Delaware Ivy Small Cap Growth Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.45%
Delaware Ivy Small Cap Growth Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.86%
Delaware Ivy Small Cap Growth Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.74%
Delaware Ivy Small Cap Growth Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.93%
Delaware Ivy Small Cap Growth Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.78%
Delaware Ivy Small Cap Growth Fund - Class C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%
Delaware Ivy Small Cap Growth Fund - Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
Delaware Ivy Small Cap Growth Fund - Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%
Delaware Climate Solutions Fund - Class R | First Solar [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%
Delaware Climate Solutions Fund - Class R | Cummins [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.22%
Delaware Climate Solutions Fund - Class R | Alcoa [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.15%
Delaware Climate Solutions Fund - Class R | Kingspan Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.11%
Delaware Climate Solutions Fund - Class R | Anglo American [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.09%
Delaware Climate Solutions Fund - Class R | Schneider Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.09%
Delaware Climate Solutions Fund - Class R | Waste Management [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.99%
Delaware Climate Solutions Fund - Class R | Weyerhaeuser [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%
Delaware Climate Solutions Fund - Class R | Ameren [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%
Delaware Climate Solutions Fund - Class R | CMS Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%
Delaware Climate Solutions Fund - Class R | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.45%
Delaware Climate Solutions Fund - Class R | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%
Delaware Climate Solutions Fund - Class R | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.54%
Delaware Climate Solutions Fund - Class R | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.89%
Delaware Climate Solutions Fund - Class R | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%
Delaware Climate Solutions Fund - Class R | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.48%
Delaware Climate Solutions Fund - Class R | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class Y | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.71%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class Y | Tencent Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.42%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class Y | Samsung Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.52%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class Y | ICICI Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.01%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class Y | Infosys [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class Y | NetEase [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class Y | Tata Consultancy Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class Y | Hero MotoCorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class Y | Alibaba Group Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class Y | Bank Central Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class Y | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.07%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class Y | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class Y | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.33%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class Y | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.96%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class Y | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.51%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class Y | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.54%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class Y | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class Y | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.96%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class Y | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.67%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class Y | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class Y | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class Y | CHINA
Holdings [Line Items]
Percent of Net Asset Value	32.46%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class Y | INDIA
Holdings [Line Items]
Percent of Net Asset Value	22.86%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class Y | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	18.48%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class Y | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	8.73%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class Y | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	5.05%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class Y | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.86%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class Y | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.71%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class Y | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	2.63%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class Y | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.19%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class Y | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	0.15%
Delaware Ivy Core Equity Fund - Class I | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.37%
Delaware Ivy Core Equity Fund - Class I | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.91%
Delaware Ivy Core Equity Fund - Class I | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.63%
Delaware Ivy Core Equity Fund - Class I | Amazon.com [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%
Delaware Ivy Core Equity Fund - Class I | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Delaware Ivy Core Equity Fund - Class I | UnitedHealth Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%
Delaware Ivy Core Equity Fund - Class I | HCA Healthcare [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
Delaware Ivy Core Equity Fund - Class I | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%
Delaware Ivy Core Equity Fund - Class I | Costco Wholesales [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%
Delaware Ivy Core Equity Fund - Class I | Fiserv [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%
Delaware Ivy Core Equity Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%
Delaware Ivy Core Equity Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Delaware Ivy Core Equity Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.86%
Delaware Ivy Core Equity Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.21%
Delaware Ivy Core Equity Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.47%
Delaware Ivy Core Equity Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.49%
Delaware Ivy Core Equity Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.05%
Delaware Ivy Core Equity Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%
Delaware Ivy Core Equity Fund - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Delaware Ivy Core Equity Fund - Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%
Delaware Ivy Global Bond Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Delaware Ivy Global Bond Fund - Class A | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%
Delaware Ivy Global Bond Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%
Delaware Ivy Global Bond Fund - Class A | Banking Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.09%
Delaware Ivy Global Bond Fund - Class A | Electric Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%
Delaware Ivy Global Bond Fund - Class A | Consumer Non-Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%
Delaware Ivy Global Bond Fund - Class A | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%
Delaware Ivy Global Bond Fund - Class A | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%
Delaware Ivy Global Bond Fund - Class A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
Delaware Ivy Global Bond Fund - Class A | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
Delaware Ivy Global Bond Fund - Class A | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.55%
Delaware Ivy Global Bond Fund - Class A | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.83%
Delaware Ivy Global Bond Fund - Class A | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.45%
Delaware Ivy Global Bond Fund - Class A | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Delaware Ivy Global Bond Fund - Class A | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.19%
Delaware Ivy Global Bond Fund - Class A | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	40.21%
Delaware Ivy Global Bond Fund - Class A | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	7.78%
Delaware Ivy Global Bond Fund - Class A | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.41%
Delaware Ivy Global Bond Fund - Class A | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.34%
Delaware Ivy Global Bond Fund - Class A | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.56%
Delaware Ivy Mid Cap Income Opportunities Fund - Class R | L3Harris Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%
Delaware Ivy Mid Cap Income Opportunities Fund - Class R | Extra Space Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
Delaware Ivy Mid Cap Income Opportunities Fund - Class R | Tractor Supply [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
Delaware Ivy Mid Cap Income Opportunities Fund - Class R | First American Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
Delaware Ivy Mid Cap Income Opportunities Fund - Class R | Levi Strauss & Co. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%
Delaware Ivy Mid Cap Income Opportunities Fund - Class R | Broadridge Financial Solutions [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%
Delaware Ivy Mid Cap Income Opportunities Fund - Class R | Arthur J Gallagher & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
Delaware Ivy Mid Cap Income Opportunities Fund - Class R | Rollins [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
Delaware Ivy Mid Cap Income Opportunities Fund - Class R | Stanley Black & Decker [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
Delaware Ivy Mid Cap Income Opportunities Fund - Class R | TE Connectivity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
Delaware Ivy Mid Cap Income Opportunities Fund - Class R | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.65%
Delaware Ivy Mid Cap Income Opportunities Fund - Class R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.57%
Delaware Ivy Mid Cap Income Opportunities Fund - Class R | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.68%
Delaware Ivy Mid Cap Income Opportunities Fund - Class R | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.43%
Delaware Ivy Mid Cap Income Opportunities Fund - Class R | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.27%
Delaware Ivy Mid Cap Income Opportunities Fund - Class R | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.05%
Delaware Ivy Mid Cap Income Opportunities Fund - Class R | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.62%
Delaware Ivy Mid Cap Income Opportunities Fund - Class R | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.49%
Delaware Ivy Large Cap Growth Fund - Class A | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.04%
Delaware Ivy Large Cap Growth Fund - Class A | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.98%
Delaware Ivy Large Cap Growth Fund - Class A | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.71%
Delaware Ivy Large Cap Growth Fund - Class A | Amazon.com [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.59%
Delaware Ivy Large Cap Growth Fund - Class A | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.04%
Delaware Ivy Large Cap Growth Fund - Class A | UnitedHealth Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.16%
Delaware Ivy Large Cap Growth Fund - Class A | Visa Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.24%
Delaware Ivy Large Cap Growth Fund - Class A | Intercontinental Exchange [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%
Delaware Ivy Large Cap Growth Fund - Class A | Motorola Solutions [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%
Delaware Ivy Large Cap Growth Fund - Class A | Danaher [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Delaware Ivy Large Cap Growth Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.52%
Delaware Ivy Large Cap Growth Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.35%
Delaware Ivy Large Cap Growth Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.23%
Delaware Ivy Large Cap Growth Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.12%
Delaware Ivy Large Cap Growth Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.15%
Delaware Ivy Large Cap Growth Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%
Delaware Ivy Large Cap Growth Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.46%
Delaware Ivy Large Cap Growth Fund - Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%
Delaware Real Estate Securities Fund - Class Y | Equinix [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.07%
Delaware Real Estate Securities Fund - Class Y | Welltower [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.94%
Delaware Real Estate Securities Fund - Class Y | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.91%
Delaware Real Estate Securities Fund - Class Y | Agree Realty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.84%
Delaware Real Estate Securities Fund - Class Y | AvalonBay Communities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%
Delaware Real Estate Securities Fund - Class Y | VICI Properties [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.61%
Delaware Real Estate Securities Fund - Class Y | Prologis [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%
Delaware Real Estate Securities Fund - Class Y | Invitation Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.04%
Delaware Real Estate Securities Fund - Class Y | Alexandria Real Estate Equities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%
Delaware Real Estate Securities Fund - Class Y | Digital Realty Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.69%
Delaware Real Estate Securities Fund - Class Y | REIT Healthcare [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.38%
Delaware Real Estate Securities Fund - Class Y | REIT Data Center [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.76%
Delaware Real Estate Securities Fund - Class Y | REIT Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.38%
Delaware Real Estate Securities Fund - Class Y | REIT Multifamily [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.23%
Delaware Real Estate Securities Fund - Class Y | REIT Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.89%
Delaware Real Estate Securities Fund - Class Y | REIT Single Family [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.53%
Delaware Real Estate Securities Fund - Class Y | REIT Self-Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.91%
Delaware Real Estate Securities Fund - Class Y | REIT Specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Delaware Real Estate Securities Fund - Class Y | REIT Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Delaware Real Estate Securities Fund - Class Y | REIT Hotel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%
Delaware Ivy International Core Equity Fund - Class I | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.24%
Delaware Ivy International Core Equity Fund - Class I | MercadoLibre [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%
Delaware Ivy International Core Equity Fund - Class I | SAP [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%
Delaware Ivy International Core Equity Fund - Class I | Airbus [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%
Delaware Ivy International Core Equity Fund - Class I | KB Financial Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%
Delaware Ivy International Core Equity Fund - Class I | Thales [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%
Delaware Ivy International Core Equity Fund - Class I | Sea ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%
Delaware Ivy International Core Equity Fund - Class I | Banco Bilbao Vizcaya Argentaria [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Delaware Ivy International Core Equity Fund - Class I | HDFC Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%
Delaware Ivy International Core Equity Fund - Class I | Deutsche Telekom [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%
Delaware Ivy International Core Equity Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%
Delaware Ivy International Core Equity Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.13%
Delaware Ivy International Core Equity Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.85%
Delaware Ivy International Core Equity Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.08%
Delaware Ivy International Core Equity Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.08%
Delaware Ivy International Core Equity Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Delaware Ivy International Core Equity Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%
Delaware Ivy International Core Equity Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.98%
Delaware Ivy International Core Equity Fund - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.03%
Delaware Ivy International Core Equity Fund - Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%
Delaware Ivy International Core Equity Fund - Class I | CHINA
Holdings [Line Items]
Percent of Net Asset Value	8.99%
Delaware Ivy International Core Equity Fund - Class I | INDIA
Holdings [Line Items]
Percent of Net Asset Value	6.86%
Delaware Ivy International Core Equity Fund - Class I | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.24%
Delaware Ivy International Core Equity Fund - Class I | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.43%
Delaware Ivy International Core Equity Fund - Class I | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.41%
Delaware Ivy International Core Equity Fund - Class I | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	12.31%
Delaware Ivy International Core Equity Fund - Class I | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	11.92%
Delaware Ivy International Core Equity Fund - Class I | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.12%
Delaware Ivy International Core Equity Fund - Class I | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.85%
Delaware Ivy International Core Equity Fund - Class I | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.82%
Delaware Real Estate Securities Fund - Class C | Equinix [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.07%
Delaware Real Estate Securities Fund - Class C | Welltower [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.94%
Delaware Real Estate Securities Fund - Class C | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.91%
Delaware Real Estate Securities Fund - Class C | Agree Realty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.84%
Delaware Real Estate Securities Fund - Class C | AvalonBay Communities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%
Delaware Real Estate Securities Fund - Class C | VICI Properties [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.61%
Delaware Real Estate Securities Fund - Class C | Prologis [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%
Delaware Real Estate Securities Fund - Class C | Invitation Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.04%
Delaware Real Estate Securities Fund - Class C | Alexandria Real Estate Equities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%
Delaware Real Estate Securities Fund - Class C | Digital Realty Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.69%
Delaware Real Estate Securities Fund - Class C | REIT Healthcare [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.38%
Delaware Real Estate Securities Fund - Class C | REIT Data Center [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.76%
Delaware Real Estate Securities Fund - Class C | REIT Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.38%
Delaware Real Estate Securities Fund - Class C | REIT Multifamily [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.23%
Delaware Real Estate Securities Fund - Class C | REIT Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.89%
Delaware Real Estate Securities Fund - Class C | REIT Single Family [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.53%
Delaware Real Estate Securities Fund - Class C | REIT Self-Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.91%
Delaware Real Estate Securities Fund - Class C | REIT Specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Delaware Real Estate Securities Fund - Class C | REIT Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Delaware Real Estate Securities Fund - Class C | REIT Hotel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%
Delaware Ivy Science and Technology Fund - Class R | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.36%
Delaware Ivy Science and Technology Fund - Class R | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.03%
Delaware Ivy Science and Technology Fund - Class R | Amazon.com [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.63%
Delaware Ivy Science and Technology Fund - Class R | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.65%
Delaware Ivy Science and Technology Fund - Class R | Meta Platforms Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.87%
Delaware Ivy Science and Technology Fund - Class R | Seagate Technology Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.98%
Delaware Ivy Science and Technology Fund - Class R | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Delaware Ivy Science and Technology Fund - Class R | Zebra Technologies Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.81%
Delaware Ivy Science and Technology Fund - Class R | SAP ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.66%
Delaware Ivy Science and Technology Fund - Class R | ASML Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%
Delaware Ivy Science and Technology Fund - Class R | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.52%
Delaware Ivy Science and Technology Fund - Class R | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.27%
Delaware Ivy Science and Technology Fund - Class R | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.99%
Delaware Ivy Science and Technology Fund - Class R | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%
Delaware Ivy Science and Technology Fund - Class R | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.39%
Delaware Ivy Mid Cap Growth Fund - Class I | CoStar Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%
Delaware Ivy Mid Cap Growth Fund - Class I | Floor & Decor Holdings Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%
Delaware Ivy Mid Cap Growth Fund - Class I | Trade Desk Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%
Delaware Ivy Mid Cap Growth Fund - Class I | MarketAxess Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%
Delaware Ivy Mid Cap Growth Fund - Class I | Monolithic Power Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%
Delaware Ivy Mid Cap Growth Fund - Class I | IDEXX Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%
Delaware Ivy Mid Cap Growth Fund - Class I | Pinterest Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%
Delaware Ivy Mid Cap Growth Fund - Class I | Pool [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%
Delaware Ivy Mid Cap Growth Fund - Class I | HEICO Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Delaware Ivy Mid Cap Growth Fund - Class I | Veeva Systems Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%
Delaware Ivy Mid Cap Growth Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Delaware Ivy Mid Cap Growth Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.19%
Delaware Ivy Mid Cap Growth Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.39%
Delaware Ivy Mid Cap Growth Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.82%
Delaware Ivy Mid Cap Growth Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.53%
Delaware Ivy Mid Cap Growth Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%
Delaware Ivy Mid Cap Growth Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%
Delaware Ivy Mid Cap Growth Fund - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%
Delaware Ivy Mid Cap Growth Fund - Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%
Delaware Ivy Global Bond Fund - Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Delaware Ivy Global Bond Fund - Class R6 | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%
Delaware Ivy Global Bond Fund - Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%
Delaware Ivy Global Bond Fund - Class R6 | Banking Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.09%
Delaware Ivy Global Bond Fund - Class R6 | Electric Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%
Delaware Ivy Global Bond Fund - Class R6 | Consumer Non-Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%
Delaware Ivy Global Bond Fund - Class R6 | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%
Delaware Ivy Global Bond Fund - Class R6 | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%
Delaware Ivy Global Bond Fund - Class R6 | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
Delaware Ivy Global Bond Fund - Class R6 | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
Delaware Ivy Global Bond Fund - Class R6 | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.55%
Delaware Ivy Global Bond Fund - Class R6 | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.83%
Delaware Ivy Global Bond Fund - Class R6 | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.45%
Delaware Ivy Global Bond Fund - Class R6 | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Delaware Ivy Global Bond Fund - Class R6 | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.19%
Delaware Ivy Global Bond Fund - Class R6 | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	40.21%
Delaware Ivy Global Bond Fund - Class R6 | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	7.78%
Delaware Ivy Global Bond Fund - Class R6 | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.41%
Delaware Ivy Global Bond Fund - Class R6 | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.34%
Delaware Ivy Global Bond Fund - Class R6 | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.56%
Delaware Ivy Natural Resources Fund - Class Y | Alcoa [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%
Delaware Ivy Natural Resources Fund - Class Y | Anglo American [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.18%
Delaware Ivy Natural Resources Fund - Class Y | Newmont [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.66%
Delaware Ivy Natural Resources Fund - Class Y | Shell [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.73%
Delaware Ivy Natural Resources Fund - Class Y | CF Industries Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.55%
Delaware Ivy Natural Resources Fund - Class Y | CRH [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.65%
Delaware Ivy Natural Resources Fund - Class Y | Schlumberger [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Delaware Ivy Natural Resources Fund - Class Y | Wheaton Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Delaware Ivy Natural Resources Fund - Class Y | Hudbay Minerals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.65%
Delaware Ivy Natural Resources Fund - Class Y | Endeavour Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%
Delaware Ivy Natural Resources Fund - Class Y | Oil & Gas Exploration & Production [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.51%
Delaware Ivy Natural Resources Fund - Class Y | Golds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.08%
Delaware Ivy Natural Resources Fund - Class Y | Diversified Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.72%
Delaware Ivy Natural Resources Fund - Class Y | Fertilizers & Agricultural Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.57%
Delaware Ivy Natural Resources Fund - Class Y | Integrated Oil & Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.45%
Delaware Ivy Natural Resources Fund - Class Y | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.65%
Delaware Ivy Natural Resources Fund - Class Y | Oil & Gas Equipment & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Delaware Ivy Natural Resources Fund - Class Y | Forest Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%
Delaware Ivy Natural Resources Fund - Class Y | Aluminum [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%
Delaware Ivy Natural Resources Fund - Class Y | Copper [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%
Delaware Ivy High Income Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.84%
Delaware Ivy High Income Fund - Class A | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.74%
Delaware Ivy High Income Fund - Class A | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.25%
Delaware Ivy High Income Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.09%
Delaware Ivy High Income Fund - Class A | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.71%
Delaware Ivy High Income Fund - Class A | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Delaware Ivy High Income Fund - Class A | Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.62%
Delaware Ivy High Income Fund - Class A | Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.41%
Delaware Ivy High Income Fund - Class A | Technology & Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Delaware Ivy High Income Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%
Delaware Ivy Natural Resources Fund - Class C | Alcoa [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%
Delaware Ivy Natural Resources Fund - Class C | Anglo American [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.18%
Delaware Ivy Natural Resources Fund - Class C | Newmont [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.66%
Delaware Ivy Natural Resources Fund - Class C | Shell [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.73%
Delaware Ivy Natural Resources Fund - Class C | CF Industries Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.55%
Delaware Ivy Natural Resources Fund - Class C | CRH [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.65%
Delaware Ivy Natural Resources Fund - Class C | Schlumberger [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Delaware Ivy Natural Resources Fund - Class C | Wheaton Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Delaware Ivy Natural Resources Fund - Class C | Hudbay Minerals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.65%
Delaware Ivy Natural Resources Fund - Class C | Endeavour Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%
Delaware Ivy Natural Resources Fund - Class C | Oil & Gas Exploration & Production [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.51%
Delaware Ivy Natural Resources Fund - Class C | Golds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.08%
Delaware Ivy Natural Resources Fund - Class C | Diversified Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.72%
Delaware Ivy Natural Resources Fund - Class C | Fertilizers & Agricultural Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.57%
Delaware Ivy Natural Resources Fund - Class C | Integrated Oil & Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.45%
Delaware Ivy Natural Resources Fund - Class C | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.65%
Delaware Ivy Natural Resources Fund - Class C | Oil & Gas Equipment & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Delaware Ivy Natural Resources Fund - Class C | Forest Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%
Delaware Ivy Natural Resources Fund - Class C | Aluminum [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%
Delaware Ivy Natural Resources Fund - Class C | Copper [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%
Delaware Ivy Global Growth Fund - Class I | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Delaware Ivy Global Growth Fund - Class I | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
Delaware Ivy Global Growth Fund - Class I | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%
Delaware Ivy Global Growth Fund - Class I | Amazon.com [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
Delaware Ivy Global Growth Fund - Class I | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%
Delaware Ivy Global Growth Fund - Class I | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Delaware Ivy Global Growth Fund - Class I | Mastercard Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Delaware Ivy Global Growth Fund - Class I | Home Depot [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%
Delaware Ivy Global Growth Fund - Class I | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%
Delaware Ivy Global Growth Fund - Class I | Salesforce [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%
Delaware Ivy Global Growth Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%
Delaware Ivy Global Growth Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.73%
Delaware Ivy Global Growth Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.03%
Delaware Ivy Global Growth Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.65%
Delaware Ivy Global Growth Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
Delaware Ivy Global Growth Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.58%
Delaware Ivy Global Growth Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%
Delaware Ivy Global Growth Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.24%
Delaware Ivy Global Growth Fund - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.09%
Delaware Ivy Global Growth Fund - Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
Delaware Ivy Global Growth Fund - Class I | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.51%
Delaware Ivy Global Growth Fund - Class I | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Delaware Ivy Global Growth Fund - Class I | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.24%
Delaware Ivy Global Growth Fund - Class I | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.39%
Delaware Ivy Global Growth Fund - Class I | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.77%
Delaware Ivy Global Growth Fund - Class I | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.23%
Delaware Ivy Global Growth Fund - Class I | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	1.27%
Delaware Ivy Global Growth Fund - Class I | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	64.11%
Delaware Ivy Global Growth Fund - Class I | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.64%
Delaware Ivy Global Growth Fund - Class I | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Delaware Ivy Large Cap Growth Fund - Class R6 | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.04%
Delaware Ivy Large Cap Growth Fund - Class R6 | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.98%
Delaware Ivy Large Cap Growth Fund - Class R6 | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.71%
Delaware Ivy Large Cap Growth Fund - Class R6 | Amazon.com [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.59%
Delaware Ivy Large Cap Growth Fund - Class R6 | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.04%
Delaware Ivy Large Cap Growth Fund - Class R6 | UnitedHealth Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.16%
Delaware Ivy Large Cap Growth Fund - Class R6 | Visa Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.24%
Delaware Ivy Large Cap Growth Fund - Class R6 | Intercontinental Exchange [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%
Delaware Ivy Large Cap Growth Fund - Class R6 | Motorola Solutions [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%
Delaware Ivy Large Cap Growth Fund - Class R6 | Danaher [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Delaware Ivy Large Cap Growth Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.52%
Delaware Ivy Large Cap Growth Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.35%
Delaware Ivy Large Cap Growth Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.23%
Delaware Ivy Large Cap Growth Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.12%
Delaware Ivy Large Cap Growth Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.15%
Delaware Ivy Large Cap Growth Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%
Delaware Ivy Large Cap Growth Fund - Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.46%
Delaware Ivy Large Cap Growth Fund - Class R6 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%
Delaware Ivy Mid Cap Income Opportunities Fund - Class A | L3Harris Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%
Delaware Ivy Mid Cap Income Opportunities Fund - Class A | Extra Space Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
Delaware Ivy Mid Cap Income Opportunities Fund - Class A | Tractor Supply [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
Delaware Ivy Mid Cap Income Opportunities Fund - Class A | First American Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
Delaware Ivy Mid Cap Income Opportunities Fund - Class A | Levi Strauss & Co. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%
Delaware Ivy Mid Cap Income Opportunities Fund - Class A | Broadridge Financial Solutions [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%
Delaware Ivy Mid Cap Income Opportunities Fund - Class A | Arthur J Gallagher & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
Delaware Ivy Mid Cap Income Opportunities Fund - Class A | Rollins [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
Delaware Ivy Mid Cap Income Opportunities Fund - Class A | Stanley Black & Decker [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
Delaware Ivy Mid Cap Income Opportunities Fund - Class A | TE Connectivity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
Delaware Ivy Mid Cap Income Opportunities Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.65%
Delaware Ivy Mid Cap Income Opportunities Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.57%
Delaware Ivy Mid Cap Income Opportunities Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.68%
Delaware Ivy Mid Cap Income Opportunities Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.43%
Delaware Ivy Mid Cap Income Opportunities Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.27%
Delaware Ivy Mid Cap Income Opportunities Fund - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.05%
Delaware Ivy Mid Cap Income Opportunities Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.62%
Delaware Ivy Mid Cap Income Opportunities Fund - Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.49%
Delaware Ivy High Income Fund - Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.84%
Delaware Ivy High Income Fund - Class R6 | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.74%
Delaware Ivy High Income Fund - Class R6 | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.25%
Delaware Ivy High Income Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.09%
Delaware Ivy High Income Fund - Class R6 | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.71%
Delaware Ivy High Income Fund - Class R6 | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Delaware Ivy High Income Fund - Class R6 | Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.62%
Delaware Ivy High Income Fund - Class R6 | Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.41%
Delaware Ivy High Income Fund - Class R6 | Technology & Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Delaware Ivy High Income Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%
Delaware Ivy Mid Cap Income Opportunities Fund - Class R6 | L3Harris Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%
Delaware Ivy Mid Cap Income Opportunities Fund - Class R6 | Extra Space Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
Delaware Ivy Mid Cap Income Opportunities Fund - Class R6 | Tractor Supply [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
Delaware Ivy Mid Cap Income Opportunities Fund - Class R6 | First American Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
Delaware Ivy Mid Cap Income Opportunities Fund - Class R6 | Levi Strauss & Co. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%
Delaware Ivy Mid Cap Income Opportunities Fund - Class R6 | Broadridge Financial Solutions [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%
Delaware Ivy Mid Cap Income Opportunities Fund - Class R6 | Arthur J Gallagher & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
Delaware Ivy Mid Cap Income Opportunities Fund - Class R6 | Rollins [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
Delaware Ivy Mid Cap Income Opportunities Fund - Class R6 | Stanley Black & Decker [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
Delaware Ivy Mid Cap Income Opportunities Fund - Class R6 | TE Connectivity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
Delaware Ivy Mid Cap Income Opportunities Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.65%
Delaware Ivy Mid Cap Income Opportunities Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.57%
Delaware Ivy Mid Cap Income Opportunities Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.68%
Delaware Ivy Mid Cap Income Opportunities Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.43%
Delaware Ivy Mid Cap Income Opportunities Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.27%
Delaware Ivy Mid Cap Income Opportunities Fund - Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.05%
Delaware Ivy Mid Cap Income Opportunities Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.62%
Delaware Ivy Mid Cap Income Opportunities Fund - Class R6 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.49%
Delaware Climate Solutions Fund - Class A | First Solar [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%
Delaware Climate Solutions Fund - Class A | Cummins [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.22%
Delaware Climate Solutions Fund - Class A | Alcoa [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.15%
Delaware Climate Solutions Fund - Class A | Kingspan Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.11%
Delaware Climate Solutions Fund - Class A | Anglo American [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.09%
Delaware Climate Solutions Fund - Class A | Schneider Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.09%
Delaware Climate Solutions Fund - Class A | Waste Management [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.99%
Delaware Climate Solutions Fund - Class A | Weyerhaeuser [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%
Delaware Climate Solutions Fund - Class A | Ameren [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%
Delaware Climate Solutions Fund - Class A | CMS Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%
Delaware Climate Solutions Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.45%
Delaware Climate Solutions Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%
Delaware Climate Solutions Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.54%
Delaware Climate Solutions Fund - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.89%
Delaware Climate Solutions Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%
Delaware Climate Solutions Fund - Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.48%
Delaware Climate Solutions Fund - Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%
Delaware Ivy Small Cap Growth Fund - Class I | CyberArk Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%
Delaware Ivy Small Cap Growth Fund - Class I | Parsons [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
Delaware Ivy Small Cap Growth Fund - Class I | Federal Signal [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%
Delaware Ivy Small Cap Growth Fund - Class I | ATI [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%
Delaware Ivy Small Cap Growth Fund - Class I | Clean Harbors [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
Delaware Ivy Small Cap Growth Fund - Class I | Varonis Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
Delaware Ivy Small Cap Growth Fund - Class I | Verra Mobility [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%
Delaware Ivy Small Cap Growth Fund - Class I | Integer Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%
Delaware Ivy Small Cap Growth Fund - Class I | Red Rock Resorts Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%
Delaware Ivy Small Cap Growth Fund - Class I | Vericel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%
Delaware Ivy Small Cap Growth Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%
Delaware Ivy Small Cap Growth Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.45%
Delaware Ivy Small Cap Growth Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.86%
Delaware Ivy Small Cap Growth Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.74%
Delaware Ivy Small Cap Growth Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.93%
Delaware Ivy Small Cap Growth Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.78%
Delaware Ivy Small Cap Growth Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%
Delaware Ivy Small Cap Growth Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
Delaware Ivy Small Cap Growth Fund - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%
Delaware Ivy Smid Cap Core Fund - Class R6 | East West Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
Delaware Ivy Smid Cap Core Fund - Class R6 | Chesapeake Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
Delaware Ivy Smid Cap Core Fund - Class R6 | Boise Cascade [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.39%
Delaware Ivy Smid Cap Core Fund - Class R6 | Carlisle [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%
Delaware Ivy Smid Cap Core Fund - Class R6 | Casey's General Stores [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%
Delaware Ivy Smid Cap Core Fund - Class R6 | Liberty Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%
Delaware Ivy Smid Cap Core Fund - Class R6 | Webster Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
Delaware Ivy Smid Cap Core Fund - Class R6 | Stifel Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
Delaware Ivy Smid Cap Core Fund - Class R6 | Steven Madden [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Delaware Ivy Smid Cap Core Fund - Class R6 | Guidewire Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Delaware Ivy Smid Cap Core Fund - Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%
Delaware Ivy Smid Cap Core Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.19%
Delaware Ivy Smid Cap Core Fund - Class R6 | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Delaware Ivy Smid Cap Core Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Delaware Ivy Smid Cap Core Fund - Class R6 | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.88%
Delaware Ivy Smid Cap Core Fund - Class R6 | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.51%
Delaware Ivy Smid Cap Core Fund - Class R6 | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.25%
Delaware Ivy Smid Cap Core Fund - Class R6 | Business Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.16%
Delaware Ivy Smid Cap Core Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%
Delaware Ivy Smid Cap Core Fund - Class R6 | Credit Cyclicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%
Delaware Ivy Core Equity Fund - Class R | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.37%
Delaware Ivy Core Equity Fund - Class R | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.91%
Delaware Ivy Core Equity Fund - Class R | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.63%
Delaware Ivy Core Equity Fund - Class R | Amazon.com [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%
Delaware Ivy Core Equity Fund - Class R | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Delaware Ivy Core Equity Fund - Class R | UnitedHealth Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%
Delaware Ivy Core Equity Fund - Class R | HCA Healthcare [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
Delaware Ivy Core Equity Fund - Class R | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%
Delaware Ivy Core Equity Fund - Class R | Costco Wholesales [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%
Delaware Ivy Core Equity Fund - Class R | Fiserv [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%
Delaware Ivy Core Equity Fund - Class R | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%
Delaware Ivy Core Equity Fund - Class R | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Delaware Ivy Core Equity Fund - Class R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.86%
Delaware Ivy Core Equity Fund - Class R | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.21%
Delaware Ivy Core Equity Fund - Class R | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.47%
Delaware Ivy Core Equity Fund - Class R | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.49%
Delaware Ivy Core Equity Fund - Class R | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.05%
Delaware Ivy Core Equity Fund - Class R | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%
Delaware Ivy Core Equity Fund - Class R | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Delaware Ivy Core Equity Fund - Class R | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%
Delaware Ivy Smid Cap Core Fund - Class A | East West Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
Delaware Ivy Smid Cap Core Fund - Class A | Chesapeake Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
Delaware Ivy Smid Cap Core Fund - Class A | Boise Cascade [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.39%
Delaware Ivy Smid Cap Core Fund - Class A | Carlisle [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%
Delaware Ivy Smid Cap Core Fund - Class A | Casey's General Stores [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%
Delaware Ivy Smid Cap Core Fund - Class A | Liberty Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%
Delaware Ivy Smid Cap Core Fund - Class A | Webster Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
Delaware Ivy Smid Cap Core Fund - Class A | Stifel Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
Delaware Ivy Smid Cap Core Fund - Class A | Steven Madden [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Delaware Ivy Smid Cap Core Fund - Class A | Guidewire Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Delaware Ivy Smid Cap Core Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%
Delaware Ivy Smid Cap Core Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.19%
Delaware Ivy Smid Cap Core Fund - Class A | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Delaware Ivy Smid Cap Core Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Delaware Ivy Smid Cap Core Fund - Class A | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.88%
Delaware Ivy Smid Cap Core Fund - Class A | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.51%
Delaware Ivy Smid Cap Core Fund - Class A | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.25%
Delaware Ivy Smid Cap Core Fund - Class A | Business Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.16%
Delaware Ivy Smid Cap Core Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%
Delaware Ivy Smid Cap Core Fund - Class A | Credit Cyclicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%
Delaware Ivy Asset Strategy Fund - Class I | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.72%
Delaware Ivy Asset Strategy Fund - Class I | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
Delaware Ivy Asset Strategy Fund - Class I | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%
Delaware Ivy Asset Strategy Fund - Class I | Amazon.com [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%
Delaware Ivy Asset Strategy Fund - Class I | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%
Delaware Ivy Asset Strategy Fund - Class I | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%
Delaware Ivy Asset Strategy Fund - Class I | Mastercard Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%
Delaware Ivy Asset Strategy Fund - Class I | Home Depot [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%
Delaware Ivy Asset Strategy Fund - Class I | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%
Delaware Ivy Asset Strategy Fund - Class I | Salesforce [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%
Delaware Ivy Asset Strategy Fund - Class I | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.71%
Delaware Ivy Asset Strategy Fund - Class I | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.41%
Delaware Ivy Asset Strategy Fund - Class I | Bullion [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.68%
Delaware Ivy Asset Strategy Fund - Class I | Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.36%
Delaware Ivy Asset Strategy Fund - Class I | ShortTerm Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%
Delaware Ivy Asset Strategy Fund - Class I | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
Delaware Ivy Asset Strategy Fund - Class I | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Delaware Ivy Asset Strategy Fund - Class I | Non-Agency Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.09%
Delaware Ivy Asset Strategy Fund - Class I | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%
Delaware Ivy Asset Strategy Fund - Class I | Non-Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
Delaware Ivy Science and Technology Fund - Class R6 | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.36%
Delaware Ivy Science and Technology Fund - Class R6 | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.03%
Delaware Ivy Science and Technology Fund - Class R6 | Amazon.com [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.63%
Delaware Ivy Science and Technology Fund - Class R6 | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.65%
Delaware Ivy Science and Technology Fund - Class R6 | Meta Platforms Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.87%
Delaware Ivy Science and Technology Fund - Class R6 | Seagate Technology Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.98%
Delaware Ivy Science and Technology Fund - Class R6 | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Delaware Ivy Science and Technology Fund - Class R6 | Zebra Technologies Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.81%
Delaware Ivy Science and Technology Fund - Class R6 | SAP ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.66%
Delaware Ivy Science and Technology Fund - Class R6 | ASML Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%
Delaware Ivy Science and Technology Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.52%
Delaware Ivy Science and Technology Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.27%
Delaware Ivy Science and Technology Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.99%
Delaware Ivy Science and Technology Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%
Delaware Ivy Science and Technology Fund - Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.39%
Delaware Ivy Global Growth Fund - Class R | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Delaware Ivy Global Growth Fund - Class R | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
Delaware Ivy Global Growth Fund - Class R | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%
Delaware Ivy Global Growth Fund - Class R | Amazon.com [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
Delaware Ivy Global Growth Fund - Class R | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%
Delaware Ivy Global Growth Fund - Class R | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Delaware Ivy Global Growth Fund - Class R | Mastercard Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Delaware Ivy Global Growth Fund - Class R | Home Depot [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%
Delaware Ivy Global Growth Fund - Class R | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%
Delaware Ivy Global Growth Fund - Class R | Salesforce [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%
Delaware Ivy Global Growth Fund - Class R | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%
Delaware Ivy Global Growth Fund - Class R | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.73%
Delaware Ivy Global Growth Fund - Class R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.03%
Delaware Ivy Global Growth Fund - Class R | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.65%
Delaware Ivy Global Growth Fund - Class R | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
Delaware Ivy Global Growth Fund - Class R | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.58%
Delaware Ivy Global Growth Fund - Class R | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%
Delaware Ivy Global Growth Fund - Class R | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.24%
Delaware Ivy Global Growth Fund - Class R | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.09%
Delaware Ivy Global Growth Fund - Class R | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
Delaware Ivy Global Growth Fund - Class R | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.51%
Delaware Ivy Global Growth Fund - Class R | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Delaware Ivy Global Growth Fund - Class R | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.24%
Delaware Ivy Global Growth Fund - Class R | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.39%
Delaware Ivy Global Growth Fund - Class R | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.77%
Delaware Ivy Global Growth Fund - Class R | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.23%
Delaware Ivy Global Growth Fund - Class R | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	1.27%
Delaware Ivy Global Growth Fund - Class R | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	64.11%
Delaware Ivy Global Growth Fund - Class R | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.64%
Delaware Ivy Global Growth Fund - Class R | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Delaware Climate Solutions Fund - Class R6 | First Solar [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%
Delaware Climate Solutions Fund - Class R6 | Cummins [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.22%
Delaware Climate Solutions Fund - Class R6 | Alcoa [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.15%
Delaware Climate Solutions Fund - Class R6 | Kingspan Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.11%
Delaware Climate Solutions Fund - Class R6 | Anglo American [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.09%
Delaware Climate Solutions Fund - Class R6 | Schneider Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.09%
Delaware Climate Solutions Fund - Class R6 | Waste Management [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.99%
Delaware Climate Solutions Fund - Class R6 | Weyerhaeuser [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%
Delaware Climate Solutions Fund - Class R6 | Ameren [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%
Delaware Climate Solutions Fund - Class R6 | CMS Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%
Delaware Climate Solutions Fund - Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.45%
Delaware Climate Solutions Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%
Delaware Climate Solutions Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.54%
Delaware Climate Solutions Fund - Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.89%
Delaware Climate Solutions Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%
Delaware Climate Solutions Fund - Class R6 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.48%
Delaware Climate Solutions Fund - Class R6 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class I | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.71%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class I | Tencent Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.42%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class I | Samsung Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.52%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class I | ICICI Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.01%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class I | Infosys [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class I | NetEase [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class I | Tata Consultancy Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class I | Hero MotoCorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class I | Alibaba Group Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class I | Bank Central Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.07%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.33%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.96%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.51%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.54%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.96%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.67%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class I | CHINA
Holdings [Line Items]
Percent of Net Asset Value	32.46%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class I | INDIA
Holdings [Line Items]
Percent of Net Asset Value	22.86%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class I | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	18.48%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class I | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	8.73%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class I | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	5.05%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class I | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.86%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class I | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.71%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class I | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	2.63%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class I | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.19%
Delaware Ivy Systematic Emerging Markets Equity Fund - Class I | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	0.15%
Delaware Ivy Balanced Fund - Class A | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Delaware Ivy Balanced Fund - Class A | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%
Delaware Ivy Balanced Fund - Class A | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
Delaware Ivy Balanced Fund - Class A | Amazon.com [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%
Delaware Ivy Balanced Fund - Class A | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
Delaware Ivy Balanced Fund - Class A | UnitedHealth Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%
Delaware Ivy Balanced Fund - Class A | HCA Healthcare [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%
Delaware Ivy Balanced Fund - Class A | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
Delaware Ivy Balanced Fund - Class A | Costco Wholesales [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
Delaware Ivy Balanced Fund - Class A | Fiserv [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%
Delaware Ivy Balanced Fund - Class A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.10%
Delaware Ivy Balanced Fund - Class A | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.87%
Delaware Ivy Balanced Fund - Class A | Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Delaware Ivy Balanced Fund - Class A | ShortTerm Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.29%
Delaware Ivy Balanced Fund - Class A | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.38%
Delaware Ivy Balanced Fund - Class A | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%
Delaware Ivy Balanced Fund - Class A | Non-Agency Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%
Delaware Ivy Balanced Fund - Class A | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.21%
Delaware Ivy Balanced Fund - Class A | Non-Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%
Delaware Ivy Balanced Fund - Class A | Non-Agency Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%
Delaware Ivy Balanced Fund - Class A | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.91%
Delaware Ivy Global Bond Fund - Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Delaware Ivy Global Bond Fund - Class C | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%
Delaware Ivy Global Bond Fund - Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%
Delaware Ivy Global Bond Fund - Class C | Banking Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.09%
Delaware Ivy Global Bond Fund - Class C | Electric Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%
Delaware Ivy Global Bond Fund - Class C | Consumer Non-Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%
Delaware Ivy Global Bond Fund - Class C | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%
Delaware Ivy Global Bond Fund - Class C | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%
Delaware Ivy Global Bond Fund - Class C | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
Delaware Ivy Global Bond Fund - Class C | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
Delaware Ivy Global Bond Fund - Class C | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.55%
Delaware Ivy Global Bond Fund - Class C | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.83%
Delaware Ivy Global Bond Fund - Class C | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.45%
Delaware Ivy Global Bond Fund - Class C | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Delaware Ivy Global Bond Fund - Class C | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.19%
Delaware Ivy Global Bond Fund - Class C | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	40.21%
Delaware Ivy Global Bond Fund - Class C | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	7.78%
Delaware Ivy Global Bond Fund - Class C | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.41%
Delaware Ivy Global Bond Fund - Class C | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.34%
Delaware Ivy Global Bond Fund - Class C | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.56%
Delaware Ivy Large Cap Growth Fund - Class C | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.04%
Delaware Ivy Large Cap Growth Fund - Class C | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.98%
Delaware Ivy Large Cap Growth Fund - Class C | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.71%
Delaware Ivy Large Cap Growth Fund - Class C | Amazon.com [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.59%
Delaware Ivy Large Cap Growth Fund - Class C | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.04%
Delaware Ivy Large Cap Growth Fund - Class C | UnitedHealth Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.16%
Delaware Ivy Large Cap Growth Fund - Class C | Visa Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.24%
Delaware Ivy Large Cap Growth Fund - Class C | Intercontinental Exchange [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%
Delaware Ivy Large Cap Growth Fund - Class C | Motorola Solutions [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%
Delaware Ivy Large Cap Growth Fund - Class C | Danaher [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Delaware Ivy Large Cap Growth Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.52%
Delaware Ivy Large Cap Growth Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.35%
Delaware Ivy Large Cap Growth Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.23%
Delaware Ivy Large Cap Growth Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.12%
Delaware Ivy Large Cap Growth Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.15%
Delaware Ivy Large Cap Growth Fund - Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%
Delaware Ivy Large Cap Growth Fund - Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.46%
Delaware Ivy Large Cap Growth Fund - Class C | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%
Delaware Real Estate Securities Fund - Class I | Equinix [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.07%
Delaware Real Estate Securities Fund - Class I | Welltower [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.94%
Delaware Real Estate Securities Fund - Class I | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.91%
Delaware Real Estate Securities Fund - Class I | Agree Realty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.84%
Delaware Real Estate Securities Fund - Class I | AvalonBay Communities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%
Delaware Real Estate Securities Fund - Class I | VICI Properties [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.61%
Delaware Real Estate Securities Fund - Class I | Prologis [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%
Delaware Real Estate Securities Fund - Class I | Invitation Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.04%
Delaware Real Estate Securities Fund - Class I | Alexandria Real Estate Equities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%
Delaware Real Estate Securities Fund - Class I | Digital Realty Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.69%
Delaware Real Estate Securities Fund - Class I | REIT Healthcare [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.38%
Delaware Real Estate Securities Fund - Class I | REIT Data Center [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.76%
Delaware Real Estate Securities Fund - Class I | REIT Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.38%
Delaware Real Estate Securities Fund - Class I | REIT Multifamily [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.23%
Delaware Real Estate Securities Fund - Class I | REIT Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.89%
Delaware Real Estate Securities Fund - Class I | REIT Single Family [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.53%
Delaware Real Estate Securities Fund - Class I | REIT Self-Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.91%
Delaware Real Estate Securities Fund - Class I | REIT Specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Delaware Real Estate Securities Fund - Class I | REIT Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Delaware Real Estate Securities Fund - Class I | REIT Hotel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%
Delaware Ivy Science and Technology Fund - Class A | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.36%
Delaware Ivy Science and Technology Fund - Class A | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.03%
Delaware Ivy Science and Technology Fund - Class A | Amazon.com [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.63%
Delaware Ivy Science and Technology Fund - Class A | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.65%
Delaware Ivy Science and Technology Fund - Class A | Meta Platforms Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.87%
Delaware Ivy Science and Technology Fund - Class A | Seagate Technology Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.98%
Delaware Ivy Science and Technology Fund - Class A | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Delaware Ivy Science and Technology Fund - Class A | Zebra Technologies Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.81%
Delaware Ivy Science and Technology Fund - Class A | SAP ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.66%
Delaware Ivy Science and Technology Fund - Class A | ASML Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%
Delaware Ivy Science and Technology Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.52%
Delaware Ivy Science and Technology Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.27%
Delaware Ivy Science and Technology Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.99%
Delaware Ivy Science and Technology Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%
Delaware Ivy Science and Technology Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.39%
Delaware Ivy Balanced Fund - Class R6 | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Delaware Ivy Balanced Fund - Class R6 | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%
Delaware Ivy Balanced Fund - Class R6 | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
Delaware Ivy Balanced Fund - Class R6 | Amazon.com [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%
Delaware Ivy Balanced Fund - Class R6 | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
Delaware Ivy Balanced Fund - Class R6 | UnitedHealth Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%
Delaware Ivy Balanced Fund - Class R6 | HCA Healthcare [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%
Delaware Ivy Balanced Fund - Class R6 | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
Delaware Ivy Balanced Fund - Class R6 | Costco Wholesales [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
Delaware Ivy Balanced Fund - Class R6 | Fiserv [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%
Delaware Ivy Balanced Fund - Class R6 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.10%
Delaware Ivy Balanced Fund - Class R6 | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.87%
Delaware Ivy Balanced Fund - Class R6 | Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Delaware Ivy Balanced Fund - Class R6 | ShortTerm Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.29%
Delaware Ivy Balanced Fund - Class R6 | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.38%
Delaware Ivy Balanced Fund - Class R6 | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%
Delaware Ivy Balanced Fund - Class R6 | Non-Agency Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%
Delaware Ivy Balanced Fund - Class R6 | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.21%
Delaware Ivy Balanced Fund - Class R6 | Non-Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%
Delaware Ivy Balanced Fund - Class R6 | Non-Agency Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%
Delaware Ivy Balanced Fund - Class R6 | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.91%
Delaware Ivy Global Bond Fund - Class Y | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Delaware Ivy Global Bond Fund - Class Y | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%
Delaware Ivy Global Bond Fund - Class Y | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%
Delaware Ivy Global Bond Fund - Class Y | Banking Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.09%
Delaware Ivy Global Bond Fund - Class Y | Electric Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%
Delaware Ivy Global Bond Fund - Class Y | Consumer Non-Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%
Delaware Ivy Global Bond Fund - Class Y | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%
Delaware Ivy Global Bond Fund - Class Y | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%
Delaware Ivy Global Bond Fund - Class Y | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
Delaware Ivy Global Bond Fund - Class Y | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
Delaware Ivy Global Bond Fund - Class Y | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.55%
Delaware Ivy Global Bond Fund - Class Y | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.83%
Delaware Ivy Global Bond Fund - Class Y | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.45%
Delaware Ivy Global Bond Fund - Class Y | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Delaware Ivy Global Bond Fund - Class Y | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.19%
Delaware Ivy Global Bond Fund - Class Y | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	40.21%
Delaware Ivy Global Bond Fund - Class Y | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	7.78%
Delaware Ivy Global Bond Fund - Class Y | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.41%
Delaware Ivy Global Bond Fund - Class Y | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.34%
Delaware Ivy Global Bond Fund - Class Y | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.56%
Delaware Ivy High Income Fund - Class Y | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.84%
Delaware Ivy High Income Fund - Class Y | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.74%
Delaware Ivy High Income Fund - Class Y | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.25%
Delaware Ivy High Income Fund - Class Y | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.09%
Delaware Ivy High Income Fund - Class Y | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.71%
Delaware Ivy High Income Fund - Class Y | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Delaware Ivy High Income Fund - Class Y | Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.62%
Delaware Ivy High Income Fund - Class Y | Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.41%
Delaware Ivy High Income Fund - Class Y | Technology & Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Delaware Ivy High Income Fund - Class Y | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%
Delaware Ivy Large Cap Growth Fund - Class Y | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.04%
Delaware Ivy Large Cap Growth Fund - Class Y | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.98%
Delaware Ivy Large Cap Growth Fund - Class Y | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.71%
Delaware Ivy Large Cap Growth Fund - Class Y | Amazon.com [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.59%
Delaware Ivy Large Cap Growth Fund - Class Y | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.04%
Delaware Ivy Large Cap Growth Fund - Class Y | UnitedHealth Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.16%
Delaware Ivy Large Cap Growth Fund - Class Y | Visa Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.24%
Delaware Ivy Large Cap Growth Fund - Class Y | Intercontinental Exchange [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%
Delaware Ivy Large Cap Growth Fund - Class Y | Motorola Solutions [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%
Delaware Ivy Large Cap Growth Fund - Class Y | Danaher [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Delaware Ivy Large Cap Growth Fund - Class Y | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.52%
Delaware Ivy Large Cap Growth Fund - Class Y | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.35%
Delaware Ivy Large Cap Growth Fund - Class Y | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.23%
Delaware Ivy Large Cap Growth Fund - Class Y | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.12%
Delaware Ivy Large Cap Growth Fund - Class Y | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.15%
Delaware Ivy Large Cap Growth Fund - Class Y | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%
Delaware Ivy Large Cap Growth Fund - Class Y | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.46%
Delaware Ivy Large Cap Growth Fund - Class Y | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%
Delaware Ivy Mid Cap Growth Fund - Class R | CoStar Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%
Delaware Ivy Mid Cap Growth Fund - Class R | Floor & Decor Holdings Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%
Delaware Ivy Mid Cap Growth Fund - Class R | Trade Desk Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%
Delaware Ivy Mid Cap Growth Fund - Class R | MarketAxess Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%
Delaware Ivy Mid Cap Growth Fund - Class R | Monolithic Power Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%
Delaware Ivy Mid Cap Growth Fund - Class R | IDEXX Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%
Delaware Ivy Mid Cap Growth Fund - Class R | Pinterest Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%
Delaware Ivy Mid Cap Growth Fund - Class R | Pool [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%
Delaware Ivy Mid Cap Growth Fund - Class R | HEICO Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Delaware Ivy Mid Cap Growth Fund - Class R | Veeva Systems Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%
Delaware Ivy Mid Cap Growth Fund - Class R | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Delaware Ivy Mid Cap Growth Fund - Class R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.19%
Delaware Ivy Mid Cap Growth Fund - Class R | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.39%
Delaware Ivy Mid Cap Growth Fund - Class R | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.82%
Delaware Ivy Mid Cap Growth Fund - Class R | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.53%
Delaware Ivy Mid Cap Growth Fund - Class R | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%
Delaware Ivy Mid Cap Growth Fund - Class R | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%
Delaware Ivy Mid Cap Growth Fund - Class R | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%
Delaware Ivy Mid Cap Growth Fund - Class R | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%
Delaware Ivy Natural Resources Fund - Class I | Alcoa [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%
Delaware Ivy Natural Resources Fund - Class I | Anglo American [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.18%
Delaware Ivy Natural Resources Fund - Class I | Newmont [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.66%
Delaware Ivy Natural Resources Fund - Class I | Shell [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.73%
Delaware Ivy Natural Resources Fund - Class I | CF Industries Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.55%
Delaware Ivy Natural Resources Fund - Class I | CRH [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.65%
Delaware Ivy Natural Resources Fund - Class I | Schlumberger [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Delaware Ivy Natural Resources Fund - Class I | Wheaton Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Delaware Ivy Natural Resources Fund - Class I | Hudbay Minerals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.65%
Delaware Ivy Natural Resources Fund - Class I | Endeavour Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%
Delaware Ivy Natural Resources Fund - Class I | Oil & Gas Exploration & Production [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.51%
Delaware Ivy Natural Resources Fund - Class I | Golds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.08%
Delaware Ivy Natural Resources Fund - Class I | Diversified Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.72%
Delaware Ivy Natural Resources Fund - Class I | Fertilizers & Agricultural Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.57%
Delaware Ivy Natural Resources Fund - Class I | Integrated Oil & Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.45%
Delaware Ivy Natural Resources Fund - Class I | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.65%
Delaware Ivy Natural Resources Fund - Class I | Oil & Gas Equipment & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Delaware Ivy Natural Resources Fund - Class I | Forest Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%
Delaware Ivy Natural Resources Fund - Class I | Aluminum [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%
Delaware Ivy Natural Resources Fund - Class I | Copper [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%
Delaware Ivy International Core Equity Fund - Class R | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.24%
Delaware Ivy International Core Equity Fund - Class R | MercadoLibre [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%
Delaware Ivy International Core Equity Fund - Class R | SAP [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%
Delaware Ivy International Core Equity Fund - Class R | Airbus [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%
Delaware Ivy International Core Equity Fund - Class R | KB Financial Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%
Delaware Ivy International Core Equity Fund - Class R | Thales [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%
Delaware Ivy International Core Equity Fund - Class R | Sea ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%
Delaware Ivy International Core Equity Fund - Class R | Banco Bilbao Vizcaya Argentaria [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Delaware Ivy International Core Equity Fund - Class R | HDFC Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%
Delaware Ivy International Core Equity Fund - Class R | Deutsche Telekom [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%
Delaware Ivy International Core Equity Fund - Class R | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%
Delaware Ivy International Core Equity Fund - Class R | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.13%
Delaware Ivy International Core Equity Fund - Class R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.85%
Delaware Ivy International Core Equity Fund - Class R | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.08%
Delaware Ivy International Core Equity Fund - Class R | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.08%
Delaware Ivy International Core Equity Fund - Class R | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Delaware Ivy International Core Equity Fund - Class R | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%
Delaware Ivy International Core Equity Fund - Class R | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.98%
Delaware Ivy International Core Equity Fund - Class R | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.03%
Delaware Ivy International Core Equity Fund - Class R | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%
Delaware Ivy International Core Equity Fund - Class R | CHINA
Holdings [Line Items]
Percent of Net Asset Value	8.99%
Delaware Ivy International Core Equity Fund - Class R | INDIA
Holdings [Line Items]
Percent of Net Asset Value	6.86%
Delaware Ivy International Core Equity Fund - Class R | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.24%
Delaware Ivy International Core Equity Fund - Class R | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.43%
Delaware Ivy International Core Equity Fund - Class R | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.41%
Delaware Ivy International Core Equity Fund - Class R | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	12.31%
Delaware Ivy International Core Equity Fund - Class R | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	11.92%
Delaware Ivy International Core Equity Fund - Class R | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.12%
Delaware Ivy International Core Equity Fund - Class R | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.85%
Delaware Ivy International Core Equity Fund - Class R | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.82%